             As filed with the Securities and Exchange Commission
                             on January 29, 2001
                                                  Registration Nos. 811-6161
                                                                    333-


                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-14

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933


                     [_] Pre-Effective Amendment No. ____

                     [_] Post-Effective Amendment No. ____
                         (Check Appropriate Box or Boxes)


                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

                                1-800-927-4648
                       (Area Code and Telephone Number)

               840 Newport Center Drive, Newport Beach, CA 92660
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Stephen J. Treadway      Newton B. Schott, Jr., Esq.   Joseph B. Kittredge, Esq.
c/o PIMCO Funds          c/o PIMCO Funds               Ropes & Gray
Distributors LLC         Distributors LLC              One International Place
2187 Atlantic Street     2187 Atlantic Street          Boston, Massachusetts
Stamford, Connecticut    Stamford, Connecticut                         02110
                06920                    06920


                    (Name and Address of Agent For Service)

As soon as practicable after this Registration Statement is declared effective.
                (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective on February 28, 2001 pursuant to Rule 488.

The Registrant has registered an indefinite amount of its securities under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

                              PIMCO Advisors L.P.
                           800 Newport Center Drive
                        Newport Beach, California 92660

                                 [     ], 2001

Dear PIMCO International Fund Shareholder:

  We are proposing to merge the PIMCO International Fund (your Fund) into the PIMCO Allianz Select International Fund. Each share of your Fund would be exchanged at net asset value and on a tax-free basis for shares of the Allianz Select International Fund. The merger would allow you to pursue a similar international investment objective but with a different sub-adviser using different portfolio management strategies.

  We expect the proposed merger of your Fund will offer you the following advantages:

  . New Fund management. The Allianz Select International Fund is sub-advised by PIMCO/Allianz International Advisors LLC, a member of the PIMCO/Allianz family. The Allianz Select International Fund's portfolio managers, Udo Frank, Wolfram Gerdes and Gerd Hintz, combined have over [ ] years of experience managing international equity portfolios. In addition, the portfolio managers will be able to call upon the global investment advisory resources of Allianz AG and its affiliates. Although, as described in the attached Prospectus/Proxy Statement, the Allianz Select International Fund's advisory fee rate is higher than your Fund's current advisory fee rate, we believe that this difference is justified by these new management arrangements.

  . More visibility for your Fund. We expect that after the merger your Fund will have more visibility and presence in the marketplace with a greater potential to attract new assets. This may mean more opportunities to control risk through greater portfolio diversification. Also, a larger fund may realize transaction cost savings and efficiencies when buying and selling securities.

  . Simplified PIMCO Funds structure. Having multiple "international funds" with similar names may have caused some confusion for some of our shareholders, especially when they were trying to track their Fund's performance in newspaper listings. This merger offers a simpler, more efficient way to identify your PIMCO Fund.

What stays the same

  While this merger will bring about a number of changes, the fundamental characteristics of your Fund will stay the same.

  . Continued access to multiple PIMCO Funds. In addition to the International Fund and the Allianz Select International Fund, the PIMCO Funds Family offers over two dozen additional funds as part of its PIMCO
     Funds: Multi-Manager Series. In addition, the PIMCO Funds family includes the fixed-income funds that are part of PIMCO Funds: Pacific Investment Management Series. Like the International Fund, the Allianz Select International Fund generally permits shareholders to make free exchanges between other funds within the PIMCO Funds family in order to diversify their portfolios in a cost-efficient manner.

  . Firm commitment to shareholders. PIMCO Advisors and its affiliates remain committed to shareholders in terms of Fund performance, communications and service.

Your vote is important

  After reviewing the proposed merger, your Board of Trustees unanimously agreed that it is in the best interests of Fund shareholders and voted to approve the transaction, all as more fully described in the accompanying Prospectus/Proxy Statement. Now it is your turn to review the proposal and vote. For more information about the issues requiring your vote, please refer to the accompanying Prospectus/Proxy Statement.

  A special meeting of the shareholders of the PIMCO International Fund will be held at 10:00 a.m., Eastern time, on April 19, 2001, to vote on the specific issues of the proposed merger. The meeting will be held at the offices of PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, Connecticut 06902. If you are not able to attend the meeting, then please use the enclosed proxy and envelope to cast your vote so that you will be represented.

  No matter how many shares you own, your timely vote is important. If you are unable to attend the meeting, then please complete, sign, date and mail the enclosed proxy card promptly, in order to avoid the expense of additional
mailings or having our proxy solicitor, [          ], telephone you. If you
have any questions regarding the Prospectus/Proxy Statement, please call
[        ] at [        ].

  Thank you in advance for your participation in this important event.

                                          Sincerely,


                                          Stephen J. Treadway
                                          Managing Director

                       PIMCO FUNDS: MULTI-MANAGER SERIES
                           PIMCO International Fund
                           840 Newport Center Drive
                        Newport Beach, California 92660

               For proxy information, please call (800) 949-2583
                     For account information, please call:
        (800) 927-4648 (Institutional and Administrative Class Shares)
                   (800) 426-0107 (Class A, B and C Shares)

                               ----------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                April 19, 2001

                               ----------------

To the Shareholders of PIMCO International Fund:

  Notice is hereby given that a Special Meeting of Shareholders of PIMCO International Fund (the "International Fund") will be held on Thursday, April 19, 2001, at 10:00 a.m., Eastern time, at the offices of PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, Connecticut 06902 (the "Meeting"), to consider the following:

  1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the International Fund to PIMCO Allianz Select International Fund (the "Select International Fund"), in exchange for shares of the Select International Fund and the assumption by the Select International Fund of all of the liabilities of the International Fund, and the distribution of such shares to the shareholders of the International Fund in complete liquidation of the International Fund as described in more detail in the attached Prospectus/Proxy Statement. Both funds are series of PIMCO Funds: Multi-Manager Series.

  2. To consider and act upon such other matters as may properly come before the Meeting and any adjourned session thereof.

  Shareholders of record on February 23, 2001, are entitled to notice of, and to vote at, the Meeting.

                                          By order of the Board of Trustees

                                          Newton B. Schott, Jr.
                                          Vice President and Secretary

[        ], 2001

                            YOUR VOTE IS IMPORTANT

PLEASE RESPOND--YOUR VOTE IS IMPORTANT. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD(S) IN THE ENCLOSED POSTAGE PREPAID ENVELOPE SO THAT YOU WILL BE REPRESENTED AT THE MEETING.

                               ----------------

                          PROSPECTUS/PROXY STATEMENT

                               ----------------

                                 March  , 2001

Acquisition of the assets of:             By and in exchange for shares of:

PIMCO International Fund, a series        PIMCO Allianz Select International
of                                        Fund, a series of
PIMCO Funds: Multi-Manager Series         PIMCO Funds: Multi-Manager Series
840 Newport Center Drive                  840 Newport Center Drive
Newport Beach, California 92660           Newport Beach, California 92660
1-800-927-4648                            1-800-927-4648

  This Prospectus/Proxy Statement relates to the proposed merger (the "Merger") of PIMCO International Fund (the "Acquired Fund") into PIMCO Allianz Select International Fund (the "Acquiring Fund"). The Acquired Fund and the Acquiring Fund are each a series of PIMCO Funds: Multi-Manager Series (the "Trust") and are sometimes referred to in this Prospectus/Proxy Statement as the "Funds." The Merger is to be effected through the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. As a result of the proposed transaction, you will receive in exchange for your Acquired Fund shares a number of Acquiring Fund shares of the same class equal in value at the date of the exchange to the aggregate value of your Acquired Fund shares.

  Because you are being asked to approve transactions which will result in your holding shares of the Acquiring Fund, this Proxy Statement also serves as a Prospectus for the Merger Shares of the Acquiring Fund. The investment objective of the Acquiring Fund is growth of capital. It invests primarily in common stocks of companies located outside of the United States with market capitalizations of more than $1 billion. Although the Fund invests primarily in developed market countries, it may also invest in developing, or "emerging," markets.

  The Acquiring Fund and the Acquired Fund are each a diversified series of the Trust. The Trust is an open-end series management investment company, organized as a Massachusetts business trust in 1990, that currently consists of 37 separate investment series.

  This Prospectus/Proxy Statement explains concisely what you should know before investing in the Acquiring Fund. Please read it and keep it for future reference.

  The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference, which means they are considered legally a part of this Prospectus/Proxy Statement.

  . The Trust's current Prospectus for Class A, Class B and Class C shares, dated November 1, 2000, as supplemented (the "Class A, B and C Prospectus").

  .  The Trust's current Prospectus for Institutional Class and
     Administrative Class shares, dated November 1, 2000 (the "Institutional Prospectus" and, together with the Class A, B and C Prospectus, the "Prospectuses").

  . The Trust's current Statement of Additional Information dated November 1, 2000 (including the Report of Independent Accountants and financial statements in respect of the Funds included therein and the PIMCO Funds Shareholders' Guide for Class A, B and C Shares) (the "MMS Statement of Additional Information").

  . The Report of Independent Accountants and financial statements included in the Annual Report to Class A, Class B and Class C shareholders of the Funds for the period ended June 30, 2000 (the "ABC Annual Report").

  . The Report of Independent Accountants and financial statements included in the Annual Report to Institutional Class and Administrative Class shareholders of the Funds for the period ended June 30, 2000 (the "Institutional Annual Report").

  .  A Statement of Additional Information dated [     ], 2000, relating to
     the transactions described in this Prospectus/Proxy Statement (the "Merger Statement of Additional Information" and, together with the MMS Statement of Additional Information, the "Statement of Additional Information").

  For a free copy of the Prospectuses, Statement of Additional Information and Annual Reports, please call 1-800-927-4648 (for the Institutional Prospectus, the Institutional Annual Report, and the Statement of Additional Information) or 1-800-426-0107 (for the Class A, B and C Prospectus, ABC Annual Report and the Statement of Additional Information), or write to the Trust at the address appearing above. Text-only versions of all the documents listed above can be viewed online or downloaded from the EDGAR database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

  An investment in the Acquiring Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
PROSPECTUS/PROXY STATEMENT...............................................   i
OVERVIEW.................................................................   1
  Federal Income Tax Consequences........................................   7
  Risk Factors...........................................................   8
SPECIAL MEETING OF SHAREHOLDERS..........................................  11
PROPOSAL--APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF
 REORGANIZATION..........................................................  11
  Background and Reasons for the Proposed Merger.........................  12
  Information About the Merger...........................................  13
ADDITIONAL INFORMATION ABOUT THE FUNDS...................................  17
CAPITALIZATION TABLE (Unaudited).........................................  23
OTHER INFORMATION .......................................................  23
  Financial Highlights...................................................  24
  Voting Information.....................................................  25
  Adjournments...........................................................  26
  Voting.................................................................  27
  Shareholder Proposals at Future Meetings...............................  27
  Other Matters..........................................................  27

APPENDIX A Agreement and Plan of Reorganization..........................  A1

APPENDIX B Additional Information About the Acquiring Fund...............  B1

APPENDIX C Additional Performance Information About the Acquiring Fund...  C1

APPENDIX D Additional Performance Information About the Acquired Fund....  D1

                                   OVERVIEW

  The Board of Trustees of the Trust (the "Trustees") have unanimously approved the Merger of the Acquired Fund into the Acquiring Fund. The Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund. The completion of these transactions will result in:

  .  The liquidation of the Acquired Fund.

  .  You becoming a shareholder of the Acquiring Fund.

  Investment Objectives and Policies. The investment objectives, policies and restrictions of the Funds are summarized below.

  . Acquiring Fund. The investment objective of the Acquiring Fund is growth of capital. It invests primarily in common stocks of companies located outside of the United States with market capitalizations of more than $1 billion. Although the Acquiring Fund invests primarily in developed market countries, it may also invest in developing, or "emerging," markets. The Acquiring Fund normally invests in the securities of 40 to 70 issuers.

  . Acquired Fund. The investment objective of the Acquired Fund is long-term growth of capital through investing in an international portfolio; income is an incidental consideration. It invests primarily in common stocks of foreign (non-U.S.) issuers (developed and emerging markets) with market capitalizations of more than $500 million. The Acquired Fund normally invests in securities traded principally in developed foreign securities markets, but may also invest up to 30% of its assets in developing markets. The Acquired Fund normally invests in approximately 200 to 250 issuers. See "Additional Information About the Funds-- Comparison of Investment Objectives, Policies and Restrictions" below for additional information about the investment policies of the Funds.

  Advisory Arrangements. PIMCO Advisors L.P. ("PIMCO Advisors") is the investment adviser to each Fund. PIMCO Advisors has retained Blairlogie Capital Management ("Blairlogie") as the sub-adviser of the Acquired Fund and has retained PIMCO/Allianz International Advisors LLC ("PAIA") as the sub-adviser of the Acquiring Fund (Blairlogie and PAIA are sometimes referred to as "Sub-Advisers"). PAIA is a subsidiary of PIMCO Advisors. Blairlogie is not affiliated with PIMCO Advisors.

  Proposed Transaction. As a result of the Merger, the Acquired Fund will receive a number of Class A, Class B, Class C, Institutional Class and Administrative Class Merger Shares of the Acquiring Fund equal in value to the value of the net assets of the Acquired Fund being transferred and attributable to Class A, Class B, Class C, Institutional Class and Administrative Class shares, respectively, of the Acquired Fund. Following the transfer:

  . Each shareholder of the Acquired Fund will receive, on a tax-free basis, a number of full and fractional Class A, Class B, Class C, Institutional Class and/or Administrative Class Merger Shares of the Acquiring Fund equal in value to the aggregate value of the shareholder's Class A, Class B, Class C, Institutional Class and/or Administrative Class Acquired Fund shares, respectively.

  .  The Acquired Fund will liquidate.

  Distribution and Share Class Arrangements. The distribution and share class arrangements of Class A, Class B, Class C, Institutional Class and Administrative Class Merger Shares are identical to those of the corresponding classes of the Acquired Fund.

  . Class A shares of the Funds are generally sold subject to a front-end sales charge ("load") and are subject to a servicing fee at an annual rate of 0.25% of assets attributable to Class A shares. Class A shares are generally not subject to a contingent deferred sales charge (a "CDSC"), except in the case of certain purchases of Class A shares without a sales load which are redeemed within 18 months after purchase.

  . Class B shares of the Funds are sold at net asset value, without an initial sales charge, but are subject to a CDSC at declining rates if redeemed within seven years of purchase (the maximum CDSC is imposed on shares redeemed in the first year). Class B shares are subject to servicing and distribution fees at an aggregate annual rate of 1.00% of assets attributable to Class B shares. Class B shares convert automatically to Class A shares seven years after purchase.

  . Class C shares of the Funds are sold at net asset value, without an initial sales charge, are subject to a 1.00% CDSC if redeemed within one year after purchase and are subject to servicing and distribution fees at an aggregate annual rate of 1.00% of assets attributable to Class C shares. Class C shares do not have a conversion feature.

  . Institutional Class shares of the Funds are not subject to a front-end sales load or CDSC or a distribution and/or service fee.

  . Administrative Class shares of the Funds are not subject to a front-end sales load or CDSC but are subject to an annual distribution and/or service fee of 0.25% of assets attributable to Administrative Class shares.

  Purchases of Shares. The purchase arrangements for shares of the Funds are substantially identical. As described in more detail in Appendix B, you may purchase all classes of shares of the Acquiring Fund at their net asset value next determined, plus any applicable sales charges, directly from the Trust or through an investor's financial representative or other financial intermediary. Depending on the share class purchased, the minimum investment amount ranges from $2,500 to $5,000,000.

  Exchanges. You may exchange your shares in the Funds at net asset value for shares of the same class of any other series of the Trust or of PIMCO Funds:
Pacific Investment Management Series ("PIMS"), another trust in the PIMCO Funds family, subject to any restrictions on exchanges set forth in the applicable prospectus(es). See "Exchanging Shares" in Appendix B.

  Redemptions. Redemption procedures for the Funds are substantially identical. You may redeem Fund shares on any day the New York Stock Exchange is open at their net asset value next determined after receipt of the redemption request, less any applicable CDSC. Class A, B and C shares can be redeemed through a participating broker or by submitting a written redemption request directly to the Fund's transfer agent (for non-broker accounts). Institutional and Administrative Class shares can be redeemed through written, telephonic or other wire communication request submitted to the Fund's transfer agent. See "Selling Shares--Class A, B and C Shares" and "Selling Shares--Institutional and Administrative Class Shares" in Appendix B.

  Reasons for Proposing the Merger. The Trustees recommend approval of the Merger. In reviewing the Merger, the Trustees considered the following factors:

  . The Merger will allow shareholders of the Acquired Fund to have their assets managed by PAIA, with access to Allianz's global investment management resources.

  . The imminent change of control of Blairlogie's parent company, as described below under "Additional Information About the Funds--Advisory and Sub-Advisory Arrangements and Fees."

  . The Merger will offer shareholders of the Acquired Fund an investment in a fund with similar investment goals and strategies.

  . The Acquired Fund has not achieved sufficient sales growth and is not expected to do so in the near future.

  . The expected tax-free nature of the Merger as opposed to other alternatives for the Acquired Fund and its shareholders.

  Please review "Approval or Disapproval of Agreement and Plan of Reorganization--Background and Reasons for the Proposed Merger" below for a full description of the factors considered by the Trustees.

  Operating Expenses. The following tables allow you to compare the sales charges, if applicable, advisory and administrative fees and other expenses of the Acquired Fund and the Acquiring Fund and to analyze the estimated pro forma expenses that PIMCO Advisors expects the Acquiring Fund to bear in the first year following the Merger. These tables summarize for Class A, B and C and Institutional and Administrative Class Shares:

  . Expenses that the Acquired Fund incurred in its fiscal year ended June 30, 2000.

  . Expenses that PIMCO Advisors estimates the Acquiring Fund would have incurred in its fiscal year ending June 30, 2000, after giving effect to the proposed Merger on a pro forma combined basis as if the Merger had occurred as of July 1, 1999. The Acquiring Fund's actual expenses incurred during its fiscal year ended June 30, 2000, are the same as the pro forma expenses provided below. As the following tables demonstrate, the Merger will result in Acquired Fund shareholders bearing a higher level of expenses as compared to current expenses.

  Sales charges are paid directly by shareholders to PIMCO Funds Distributors LLC, the Funds' distributor. Annual Fund Operating Expenses are deducted from each Fund's assets. They include management fees, 12b-1 fees (if applicable) and administrative expenses.

                              Current Expenses     Allianz Select International
                          PIMCO International Fund        Fund Expenses
                             (fiscal year ended         (fiscal year ended
                                  June 30,                   June 30,
                              2000 (audited))          2000, and pro forma)
                          ------------------------ ----------------------------
CLASS A SHARES
Shareholder Fees (fees
 paid directly from your
 investment)
Maximum sales charge
 (load) imposed on
 purchases (as a
 percentage of offering
 price).................            5.50%                      5.50%
Maximum contingent
 deferred sales charge
 (load) (as a percentage
 of original purchase
 price)(/1/)............            1.00%                      1.00%
Annual Fund Operating
 Expenses (expenses
 deducted from Fund
 assets) (as a
 percentage of average
 net assets)
Advisory Fee............            0.55%                      0.75%
Distribution and/or
 Service (12b-1) Fees...            0.25%                      0.25%
Other Expenses..........            0.72%/3/                   0.70%/4/

  Total Fund Operating
   Expenses.............            1.52%                      1.70%

CLASS B SHARES
Shareholder Fees (fees
 paid directly from your
 investment)
Maximum sales charge
 (load) imposed on
 purchases (as a
 percentage of offering
 price).................            None                       None
Maximum contingent
 deferred sales charge
 (load) (as a percentage
 of original purchase
 price)(/5/)............            5.00%                      5.00%
Annual Fund Operating
 Expenses (expenses that
 are deducted from Fund
 assets) (as a
 percentage of average
 net assets)
Advisory Fee............            0.55%                      0.75%
Distribution and/or
 Service (12b-1)
 Fees(/2/)..............            1.00%                      1.00%
Other Expenses..........            0.73%/3/                   0.70%/4/

  Total Fund Operating
   Expenses.............            2.28%                      2.45%

--------
  Footnotes appear on page 6.

                              Current Expenses     Allianz Select International
                          PIMCO International Fund        Fund Expenses
                             (fiscal year ended         (fiscal year ended
                                  June 30,                   June 30,
                              2000 (audited))          2000, and pro forma)
                          ------------------------ ----------------------------
CLASS C SHARES
Shareholder Fees (fees
 paid directly from your
 investment)
Maximum sales charge
 (load) imposed on
 purchases (as a
 percentage of offering
 price).................            None                       None
Maximum contingent
 deferred sales charge
 (load) (as a percentage
 of original purchase
 price)(/6/)............            1.00%                      1.00%
Annual Fund Operating
 Expenses (expenses
 deducted from Fund
 assets) (as a
 percentage of average
 net assets)
Advisory Fee............            0.55%                      0.75%
Distribution and/or
 Service (12b-1)
 Fees(/2/)..............            1.00%                      1.00%
Other Expenses..........            0.73%/3/                   0.70%/4/

  Total Fund Operating
   Expenses.............            2.28%                      2.45%

INSTITUTIONAL CLASS
 SHARES
Shareholder Fees (fees
 paid directly from your
 investment)
Maximum sales charge
 (load) imposed on
 purchases (as a
 percentage of offering
 price).................            None                       None
Maximum contingent
 deferred sales charge
 (load) (as a percentage
 of original purchase
 price).................            None                       None
Annual Fund Operating
 Expenses (expenses
 deducted from Fund
 assets) (as a
 percentage of average
 net assets)
Advisory Fee............            0.55%                      0.75%
Distribution and/or
 Service (12b-1) Fees...            None                       None
Other Expenses..........            0.58%/7/                   0.50%/8/

  Total Fund Operating
   Expenses.............            1.13%                      1.25%

--------
  Footnotes appear on page 6.

                              Current Expenses     Allianz Select International
                          PIMCO International Fund        Fund Expenses
                             (fiscal year ended         (fiscal year ended
                                  June 30,                   June 30,
                              2000 (audited))          2000, and pro forma)
                          ------------------------ ----------------------------
ADMINISTRATIVE CLASS
 SHARES
Shareholder Fees (fees
 paid directly from your
 investment)
Maximum sales charge
 (load) imposed on
 purchases (as a
 percentage of offering
 price).................            None                       None
Maximum contingent
 deferred sales charge
 (load) (as a percentage
 of original purchase
 price).................            None                       None
Annual Fund Operating
 Expenses (expenses
 deducted from Fund
 assets) (as a
 percentage of average
 net assets)
Advisory Fee............            0.55%                      0.75%
Distribution and/or
 Service (12b-1) Fees...            0.25%                      0.25%
Other Expenses..........            0.58%/7/                   0.50%/8/

  Total Fund Operating
   Expenses.............            1.38%                      1.50%

--------
/1/Imposed only in certain circumstances where Class A Shares are purchased without a front-end sales charge at the time of purchase.
/2/Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
/3/Other Expenses reflects a 0.65% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.07% in other expenses attributable to Class A shares during the most recent fiscal year and 0.08% in other expenses attributable to Class B and Class C shares during the most recent fiscal year.
/4/Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.
/5/The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares-- Contingent Deferred Sales Charges (CDSCs)--Class B Shares" contained in the Class A, B and C Prospectus.
/6/The CDSC on Class C shares is imposed only on shares redeemed in the first year.
/7/Other Expenses reflects a 0.50% Administrative Fee paid by the class and 0.08% in other expenses attributable to that class during the most recent fiscal year.
/8/Other Expenses reflects a 0.50% Administrative Fee paid by the class.

  Examples. The following Examples are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund and the close of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

  Example. Assuming you do not redeem your shares at the end of each period:

                                                           3      5
                                                  1 Year Years  Years  10 Years
                                                  ------ ------ ------ --------
Class A Shares:
  PIMCO International Fund (Current).............  $696  $1,004 $1,333  $2,263
  Allianz Select International Fund (Current and
   Pro Forma)....................................  $713  $1,056 $1,422  $2,448

Class B Shares:
  PIMCO International Fund (Current).............  $231  $  712 $1,220  $2,329
  Allianz Select International Fund (Current and
   Pro Forma)....................................  $248  $  764 $1,306  $2,507

Class C Shares:
  PIMCO International Fund (Current).............  $231  $  712 $1,220  $2,615
  Allianz Select International Fund (Current and
   Pro Forma)....................................  $248  $  764 $1,306  $2,786

Institutional Class Shares:
  PIMCO International Fund (Current).............  $115  $  359 $  622  $1,375
  Allianz Select International Fund (Current and
   Pro Forma)....................................  $127  $  397 $  686  $1,511

Administrative Class Shares:
  PIMCO International Fund (Current).............  $140  $  437 $  755  $1,657
  Allianz Select International Fund (Current and
   Pro Forma)....................................  $153  $  474 $  818  $1,791

  Example. Assuming you redeem your shares at the end of each period:

                                                           3      5
                                                  1 Year Years  Years  10 Years
                                                  ------ ------ ------ --------
Class A Shares:
  PIMCO International Fund (Current).............  $696  $1,004 $1,333  $2,263
  Allianz Select International Fund (Current and
   Pro Forma)....................................  $713  $1,056 $1,422  $2,448

Class B Shares:
  PIMCO International Fund (Current).............  $731  $1,012 $1,420  $2,329
  Allianz Select International Fund (Current and
   Pro Forma)....................................  $748  $1,064 $1,506  $2,507

Class C Shares:
  PIMCO International Fund (Current).............  $331  $  712 $1,220  $2,615
  Allianz Select International Fund (Current and
   Pro Forma)....................................  $348  $  764 $1,306  $2,786

Institutional Class Shares:
  PIMCO International Fund (Current).............  $115  $  359 $  622  $1,375
  Allianz Select International Fund (Current and
   Pro Forma)....................................  $127  $  397 $  686  $1,511

Administrative Class Shares:
  PIMCO International Fund (Current).............  $140  $  437 $  755  $1,657
  Allianz Select International Fund (Current and
   Pro Forma)....................................  $153  $  474 $  818  $1,791

  The Administrative Fee arrangements and the Distribution Fee arrangements for the Acquiring Fund are discussed further under "Additional Information About the Funds" below. For information about the expenses associated with the Merger, see "Proposal--Approval or Disapproval of Agreement and Plan or Reorganization--Information About the Merger."

Federal Income Tax Consequences

  For federal income tax purposes, the Merger of the Acquired Fund into the Acquiring Fund will be a tax-free Freorganization. Accordingly, no gain or loss will be recognized by the Acquired Fund or its shareholders on the

Merger, and the tax basis of the Merger Shares received by each Acquired Fund shareholder will be the same in the aggregate as the tax basis of the shareholder's Acquired Fund shares. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes. A substantial portion of the portfolio assets of the Acquired Fund may be sold in connection with the Merger into the Acquiring Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund's basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Acquired Fund's shareholders as capital-gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders. For more information about the federal income tax consequences of the Merger, see "Approval or Disapproval of Agreement and Plan of Reorganization--Information about the Merger--Federal Income Tax Consequences."

Risk Factors

  Because the Funds share similar investment objectives and policies, the risks of investing in the Funds are similar. The principal risks of each Fund are summarized below. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. The sections captioned "Characteristics and Risks of Securities and Investment Techniques" in the Prospectuses and "Investment Objectives and Policies" in the Statement of Additional Information include more information about the Funds, their investments and the related risks, and are incorporated in this Proxy Statement/Prospectus by reference. There is no guarantee that a Fund will be able to achieve its investment objective.

  Foreign (non-U.S.) Investment Risk. Because they invest primarily in foreign securities, the Funds may experience more rapid and extreme changes in value than funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

  Emerging Markets Risk. The Funds may invest significant portions of their assets in emerging market securities. Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

  Currency Risk. Because they may invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, the Funds are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by the United States or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

  Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

  Issuer Risk. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

  Value Securities Risk. The Funds may place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

  Growth Securities Risk. The Funds may emphasize growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

  Smaller Company Risk. The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Funds may have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than larger companies.

  Liquidity Risk. The Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

  Derivatives Risk. The Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in the Prospectuses and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

  Focused Investment Risk. Focusing Fund investments in a small number of issuers, industries or foreign currencies or regions increases risk. The Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

  Leveraging Risk. Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward-commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so, in order to satisfy its obligations or to meet segregation requirements.

  Credit Risk. All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

  Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

                        SPECIAL MEETING OF SHAREHOLDERS

  The enclosed proxy is solicited by the Trustees of the Trust for use at a Special Meeting of Shareholders to be held at 10:00 a.m., Eastern time, on Thursday, April 19, 2001, at the offices of PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, Connecticut 06902, and at any adjournment thereof (the "Meeting"). The Meeting is being held to consider the proposed Merger of the Acquired Fund into the Acquiring Fund by the transfer of all of the Acquired Fund's assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, followed by the liquidation and dissolution of the Acquired Fund. This Prospectus/Proxy Statement is being mailed to shareholders on or about March [ ], 2001.

  The Trustees know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   PROPOSAL

                     APPROVAL OR DISAPPROVAL OF AGREEMENT
                          AND PLAN OF REORGANIZATION

  You are being asked to approve a Merger between the Acquired Fund and the Acquiring Fund. The Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Acquired Fund and the Acquiring Fund (the "Agreement"), a form of which is attached to the Prospectus/Proxy Statement as Appendix A.

  The Agreement provides, among other things, for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (i) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and (ii) the issuance to the Acquired Fund of Class A, Class B, Class C, Institutional Class and Administrative Class Shares of the Acquiring Fund ("Merger Shares"), followed by the distribution of those shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all as more fully described below under "Information About the Merger."

  Upon liquidation of the Acquired Fund, you will receive a number of full and fractional Class A, Class B, Class C, Institutional Class or Administrative Class Merger Shares equal in value at the date of the exchange to the aggregate value of your Class A, Class B, Class C, Institutional Class or Administrative Class Acquired Fund shares, respectively.

  Trustees' Recommendation. The Trustees have voted unanimously to approve the proposed Merger and to recommend that shareholders of the Acquired Fund also approve the Merger.

  Required Shareholder Vote. The affirmative vote of a plurality of a quorum required for the transaction of business of the Acquired Fund is necessary for the approval of the proposed Merger for the Acquired Fund. At a meeting of shareholders of the Acquired Fund, 30% of the shares of the Acquired Fund entitled to vote, present in person or represented by proxy, constitute a quorum for the transaction of business for the Fund.

  A shareholder of the Acquired Fund objecting to the proposed Merger is not entitled under Massachusetts law or the Second Amended Agreement and Declaration of Trust of the Trust (the "Declaration of Trust") to demand payment for and an appraisal of his or her Acquired Fund shares if the Merger is consummated over his or her objection. You may, however, redeem your shares at any time prior to the Merger and, if the

Merger is consummated, you will still be free at any time to redeem your Merger Shares, for cash at net asset value (less any applicable CDSC) at the time of such redemption, or to exchange your Merger Shares for shares of other funds in the PIMCO Funds family at net asset value at the time of such exchange. See "Exchanging Shares" in "Appendix B--Information About the Acquiring Fund."

  The Merger is subject to a number of conditions. In the event that the Merger is not approved by the shareholders of the Acquired Fund, the Acquired Fund will continue to be managed as a separate fund in accordance with its current investment objective and policies, and the Trustees may consider such alternatives as may be in the best interests of shareholders.

Background and Reasons for the Proposed Merger

  The Trustees, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), have determined that the Merger would be in the best interests of the Acquired Fund. The Trustees have unanimously approved the proposed Merger and have recommended its approval by shareholders.

  The principal reasons why the Trustees are recommending the Merger are as follows:

  . New Sub-Advisory Arrangements. The Merger will allow shareholders of the Acquired Fund to have their assets managed by PIMCO/Allianz Investment Advisors LLC ("PAIA"), a member of the PIMCO/Allianz family. The Trustees also considered that, as a result, the Fund will have access to Allianz's global investment management resources. Information about PAIA is provided below under "Additional Information About the Funds-- Advisory and Sub-Advisory Arrangements and Fees."

  . Termination of Existing Sub-Advisory Arrangements. The Trustees considered the imminent change of control of Blairlogie's parent company, as described below under "Additional Information About the Funds--Advisory and Sub-Advisory Arrangements and Fees" and the potential impact that change of control might have on the Fund.

  . Sales Trends. The Trustees noted that the Acquired Fund has not achieved sufficient sales growth and is not expected to do so in the near future, and therefore the Acquired Fund shareholders were less likely to realize economies of scale, such as transaction cost savings and efficiencies when buying and selling securities, than they might realize if they owned shares of a Fund growing at a more rapid rate.

  . Appropriate investment objectives, diversification, etc. The investment objective, policies, and restrictions of the Acquiring Fund are similar to those of the Acquired Fund, and the Trustees believe that an investment in shares of the Acquiring Fund will provide shareholders with an investment opportunity very similar to that currently provided by the Acquired Fund.

  . Continued investment in a mutual fund without recognition of gain or loss for federal income tax purposes. The proposed Merger will permit Acquired Fund shareholders to keep their investment in an open-end mutual fund, without recognition of gain or loss for federal income tax purposes. If the Acquired Fund were to liquidate and shareholders were to receive the net asset value of their shares in liquidating distributions, gain or loss would be recognized for federal income tax purposes.

  . More visibility for the resulting fund. After the Merger, the Acquiring Fund may have more visibility and presence in the marketplace and a greater potential to attract new assets. To the extent that the Acquiring Fund after the Merger has more assets, shareholders may be more likely to realize economies of scale, such as transaction costs savings and efficiencies when buying and selling securities, than they might if they owned shares in a smaller fund.

Information About the Merger

  Agreement and Plan of Reorganization. The Agreement provides that the Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and for the issuance of the Class A, Class B, Class C, Institutional Class and Administrative Class Merger Shares, all as of the Exchange Date (as defined in the Agreement). If the Merger is approved by shareholders of the Acquired Fund, it is expected the Exchange Date will occur on May 4, 2001. The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

  The Acquired Fund will transfer all of its assets to the Acquiring Fund, and, in exchange, the Acquiring Fund will assume all of the liabilities of the Acquired Fund and deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Class A shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class A shares of the Acquired Fund, (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Class B shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class B shares of the Acquired Fund, (iii) a number of full and fractional Class C Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Class C shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class C shares of the Acquired Fund, (iv) a number of full and fractional Institutional Class Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Institutional Class shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Institutional Class shares of the Acquired Fund, and (v) a number of full and fractional Administrative Class Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Administrative Class shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Administrative Class shares of the Acquired Fund.

  Immediately following the Exchange Date, the Acquired Fund will, in liquidation of the Acquired Fund, distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Merger Shares received by the Acquired Fund, with Class A Merger Shares being distributed to holders of Class A shares of the Acquired Fund, Class B Merger Shares being distributed to holders of Class B shares of the Acquired Fund, Class C Merger Shares being distributed to holders of Class C shares of the Acquired Fund, Institutional Class Merger Shares being distributed to holders of Institutional Class shares of the Acquired Fund, and Administrative Class Merger Shares being distributed to holders of Administrative Class shares of the Acquired Fund. As a result of the proposed transaction, each holder of Class A, Class B, Class C, Institutional Class and Administrative Class shares of the Acquired Fund will receive a number of Class A, Class B, Class C, Institutional Class and Administrative Class Merger Shares equal in aggregate value at the Exchange Date to the value of the Class A, Class B, Class C, Institutional Class and Administrative Class shares, respectively, of the Acquired Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders, each account representing the respective number of full and fractional Class A, Class B, Class C, Institutional Class or Administrative Class Merger Shares due such shareholder. New certificates for Merger Shares will not be issued. Shareholders of the Acquired Fund holding certificates for shares will be sent instructions on how they will be able to exchange those certificates for certificates representing shares of the Acquiring Fund.

As soon as practicable following the liquidation of the Acquired Fund, the Acquiring Fund shall, if it so elects, transfer to the Acquired Fund legal title to such portion of the former Acquired Fund assets as the Acquiring Fund designates, to be held by the Acquired Fund as the nominee for or agent on behalf of the Acquiring Fund until the sale of each such respective asset. The entire beneficial ownership interest in all of the former Acquired Fund assets, including those for which the Acquired Fund holds legal title, shall at all times remain with the Acquiring Fund. The Acquiring Fund and the Acquired Fund recognize that for all purposes of the Agreement all of the Acquired Fund assets shall have been transferred to the Acquiring Fund as of the Exchange Date and that the Acquiring Fund shall retain the entire beneficial ownership interest therein, notwithstanding the subsequent holding by the Acquiring Fund of legal title to a portion of those assets, as designated by the Acquiring Fund, as nominee for or agent on the behalf of the Acquiring Fund.

  The consummation of the Merger is subject to the conditions set forth in the Agreement and the approval of the Trustees of the Trust and the shareholders of the Acquired Fund. The Agreement may be revised or amended at any time prior to the consummation of the Merger with the consent of the Trustees. In addition, the Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of the Acquired Fund, prior to the Exchange Date, by consent of the Trustees or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

  Expenses of the Merger. All legal and accounting fees and expenses, printing and other fees and expenses incurred in connection with the consummation of the transactions contemplated by the Agreement will be borne by PIMCO Advisors, and not by the Funds.

  Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of
Section 851 of the Internal Revenue Code.

  As noted above under "Overview--Investment Objectives and Policies," the Acquired Fund normally invests in the securities of approximately 200 to 250 issuers, and the Acquiring Fund normally invests in the securities of approximately 40 to 70 issuers. In anticipation of the Merger, the Acquired Fund is expected to restructure its investment portfolio and decrease the number of issuers held by the Fund. Brokerage costs, transfer taxes and other expenses associated with this restructuring have been estimated by PIMCO
Advisors to be as much as [   ].

  Federal Income Tax Consequences. The Merger will be a tax-free reorganization. The Merger will be conditioned on receipt of an opinion from Ropes & Gray, counsel to the Trust, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Merger Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution of the Merger Shares by the Acquired Fund to its shareholders in liquidation; (ii) under Section 354 of the Code, no gain or loss will be recognized by the Acquired Fund shareholders on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) under
Section 358 of the Code, the aggregate tax basis of the Merger Shares that the Acquired Fund's shareholders receive in exchange for their Acquired Fund shares will be the same as the aggregate tax basis of their Acquired Fund shares exchanged therefor; (iv) under Section 1223(1) of the Code, an Acquired Fund's shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as capital assets; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Merger Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (vi) under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's basis in such assets immediately prior to the transfer; and (vii) under Section 1223(2) of the Code, the Acquiring Fund's holding period in such assets will include the Acquired Fund's holding period in such assets. The opinion will be based on certain factual certifications made by the officers of the Trust and will also be based on customary assumptions.

  A substantial portion of the portfolio assets of the Acquired Fund may be sold in connection with the Merger into the Acquiring Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund's basis in such assets. Any net capital gains recognized in these sales will be distributed to the Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

  Prior to the Exchange Date, the Acquired Fund will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distribution to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

  This description of the federal income tax consequences of the Merger is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Merger, including the applicability and effect of state, local, non-U.S. and other tax laws.

  Description of the Merger Shares. Full and fractional Merger Shares will be issued to the Acquired Fund's shareholders in accordance with the procedures under the Agreement as described above. The Merger Shares are Class A, Class B, Class C, Institutional Class and Administrative Class shares of the Acquiring Fund, which have characteristics identical to those of the corresponding class of shares of the Acquired Fund with respect to sales charges, CDSCs, conversion and exchange privileges, and 12b-1 fees.

  Some of the important characteristics of the Merger Shares are discussed below:

  Class A Merger Shares

  . Investors purchasing Class A shares of the Acquiring Fund generally pay a sales charge of up to 5.50% at the time of purchase. The sales charge is deducted from the initial investment so that not all of the initial purchase payment will be invested. Acquired Fund shareholders will not pay a sales charge on the Acquiring Fund shares received in the Merger.

  . Class A shares are generally not subject to redemption fees, except that certain purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales load but are subject to a 1% CDSC if redeemed within 18 months after purchase.

  . Class A shares are subject to a 12b-1 servicing fee at the annual rate of 0.25% of the net assets attributable to the Fund's Class A shares.

  Class B Merger Shares

  . Class B shares are sold without a front-end sales charge, but are subject to a CDSC of up to 5% if redeemed within seven years of original purchase./1/

  . Class B shares are subject to 12b-1 distribution and/or service fees at the annual rate of 1.00% of the Fund's average daily net assets attributable to Class B shares.

  . Class B shares convert automatically into Class A shares after they have been held for seven years.

  Class C Merger Shares

  . Class C shares are sold without a front-end sales charge, but are subject to a CDSC of 1% if redeemed within one year after purchase, and do not automatically convert into any other class of shares./1/

  . Class C shares are subject to 12b-1 distribution and/or service fees at the annual rate of 1.00% of the average daily net assets attributable to the Fund's Class C shares.

  .  Unlike Class B Shares, Class C shares do not convert into Class A
     Shares.

  Institutional Class Merger Shares

  . Institutional Class shares are not subject to a front-end sales charge, a CDSC or 12b-1 distribution and/or service fees.

  Administrative Class Merger Shares

  . Administrative Class shares are not subject to a front-end sales charge, a CDSC or 12b-1 distribution and/or service fees.

  . Administrative Class shares are subject to 12b-1 distribution and/or service fees of 0.25%.

  Redemption by PIMCO Advisors L.P. PIMCO Advisors owns an approximately [ ]% interest in the Acquiring Fund. It is expected that prior to the Merger PIMCO Advisors will redeem its interest in the Acquiring Fund, and therefore will not be an Acquiring Fund shareholder at the time of the Merger. Because PIMCO Advisors is not expected to receive the proceeds of this redemption until after the Merger, brokerage costs, transfer taxes and other expenses associated with this redemption will be borne largely by shareholders of the Acquired Fund who become shareholders of the Acquiring Fund in the Merger.

  Interests of Certain Persons in the Merger. Stephen J. Treadway is a Trustee and is the President and Chief Executive Officer of the Trust and a Managing Director and Executive Vice President of PIMCO Advisors. Kenneth M. Poovey is a Trustee of the Trust and a Managing Director and the Chief Executive Officer of the U.S. Equity Division of PIMCO Advisors. Because of their positions and compensation arrangements with PIMCO Advisors, Messrs. Treadway and Poovey may be deemed to have a substantial interest in the Merger. Under the terms of the Merger, PIMCO Advisors will receive higher advisory fees from the Acquiring Fund than it had previously received from the Acquired Fund. In addition, PAIA, a wholly-owned subsidiary of PIMCO Advisors, will receive the sub-advisory fee paid by the Acquiring Fund; the sub-advisory fee for the Acquired Fund is paid by PIMCO Advisors to Blairlogie, an unaffiliated investment manager. Both Mr. Treadway and Mr. Poovey are compensated in part based on the performance of PIMCO Advisors and may therefore received higher levels of compensation as a result of the Merger.
--------
/1/For purposes of determining the CDSC payable on redemption of Class B or Class C Merger Shares received by holders of Class B or Class C shares of the Acquired Fund, as well as the conversion date of Class B Merger Shares, such shares will be treated as having been acquired as of the dates that, and for the prices at which, such shareholders originally acquired their Class B or Class C shares, as the case may be, of the Acquired Fund, and the CDSC would be applied at the same rate as was in effect for the Acquired Fund at the time the shares of the Acquired Fund were originally purchased. See "Information about the Acquiring Fund" in Appendix B for more information about the characteristics of Class A, Class B, Class C, Institutional Class and Administrative Class shares of the Acquiring Fund.

                    ADDITIONAL INFORMATION ABOUT THE FUNDS

  Comparison of Investment Objectives, Policies and Restrictions. The investment objectives, policies and restrictions of the Funds are similar, as discussed below.

  . Investment Objectives. The investment objective of the Acquired Fund is capital appreciation through investment in an international portfolio; income is an incidental consideration. The investment objective of the Acquiring Fund is capital appreciation.

  . Primary investments. Both Funds invest primarily in common stocks and other equity securities of companies located outside of the United States.

  . Approximate Number of Holdings. The Acquired Fund normally invests in approximately 200 to 250 issuers. The Acquiring Fund normally invests in the securities of 40 to 70 issuers.

  . Approximate Capitalization Range. The Acquired Fund invests primarily in companies with market capitalizations of more than $500 million. The Acquiring Fund invests primarily in companies with market capitalizations of more than $1 billion.

  . Emerging Markets. Both Funds may invest in developing, or "emerging," markets. The Acquired Fund may invest no more than 30% of its assets in emerging markets; the Acquiring Fund does not have a numerical limit, although it invests primarily in developed markets.

  . Other Securities. Each Fund may invest in derivatives and equity securities other than common stocks.

  . Investments in Other Investment Companies. Each Fund may invest up to 10% of its assets in the securities of other investment companies.

  . Temporary and Defensive Investments. In response to unfavorable market and other conditions, each Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Funds' investment objectives and principal strategies.

  . Investment Restrictions. The Funds have the same fundamental and non-fundamental investment restrictions, which are set forth in the Statement of Additional Information.

  . Portfolio Management Strategies. Although the investment strategies of the Funds are similar, because of the different portfolio management policies and strategies of the Funds' Sub-Advisers, the investment portfolio of the Acquired Fund is managed differently from that of the Acquiring Fund. The principal investments and strategies of the Acquired Fund are set forth in the Prospectuses, and are incorporated by reference herein. The principal investments and strategies of the Acquiring Fund are set forth in "Appendix B--Information about the Acquiring Fund."

  Advisory and Sub-Advisory Arrangements and Fees. PIMCO Advisors serves as the investment adviser for the Funds. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2000, PIMCO Advisors and its subsidiary partnerships had approximately $276 billion in assets under management.

  Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities and business activities of the Funds. Shareholders of the Funds have approved a proposal permitting PIMCO Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors. PIMCO Advisors has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

  PIMCO Advisors has retained its subsidiary, PAIA, to serve as a sub-adviser to the Acquiring Fund. In its capacity as sub-adviser, PAIA directly manages the investments of the Acquiring Fund. It has full investment discretion and makes all determinations with respect to the investment of the Acquiring Fund's assets.

  The Acquiring Fund pays PIMCO Advisors a fee of 0.75% of the average daily net assets of the Fund in return for providing and/or arranging for the provision of investment advisory services. PIMCO Advisors (and not the Acquiring Fund) pays PAIA for its sub-advisory services using a portion of the advisory fee it receives from the Fund.

  PIMCO Advisors has retained Blairlogie Capital Management ("Blairlogie"), an unaffiliated investment adviser, to serve as sub-adviser to the Acquired Fund. In its capacity as sub-adviser, Blairlogie directly manages the investments of the Acquiring Fund. It has full investment discretion and makes all determinations with respect to the investment of the Acquiring Fund's assets.

  The Acquired Fund pays PIMCO Advisors a fee of 0.55% of the average daily net assets of the Fund in return for providing and/or arranging for the provision of investment advisory services. PIMCO Advisors (and not the Acquired Fund) pays Blairlogie for its sub-advisory services using a portion of the advisory fee it receives from the Fund.

  The Acquired Fund's sub-advisory agreement with Blairlogie will likely terminate prior to the Merger due to a change of control involving Blairlogie's parent company, Alleghany Asset Management, Inc., which is likely
to occur [     ], 2001. PIMCO Advisors expects to retain Blairlogie as the sub-adviser to the Acquired Fund for the period between the change of control of Blairlogie and the closing date of the Merger, pursuant to the terms of the exemptive order discussed above under "Advisory and Sub-Advisory Arrangements and Fees."

  PIMCO Advisors will remain the investment adviser to the Acquiring Fund following the Merger. However, as indicated above, the advisory fee rate payable by the Acquiring Fund (0.75% of average daily net assets) is higher than the fee rate payable by the Acquired Fund (0.55% of average daily net assets). PIMCO/Allianz International Advisors will remain the adviser to the Acquiring Fund after the Merger. Following the Merger, Blairlogie will no longer serve as sub-adviser to any fund in the Trust.

  Administrative Arrangements and Fees. PIMCO Advisors currently serves as administrator to each series of the Trust, including both Funds, pursuant to the Trust's Amended and Restated Administration Agreement. PIMCO Advisors provides administrative services to the Funds, which include clerical help and accounting, bookkeeping, internal audit services and certain other services required by the Funds, preparation of reports to the Funds' shareholders and regulatory filings. In addition, PIMCO Advisors, at its own expense, arranges for the provision of legal, audit, custody, portfolio accounting, transfer agency and other ordinary services for the Funds and is responsible for the costs of registration of the Funds' shares and the printing of prospectuses and shareholder reports for current shareholders.

  Administrative Fee Rates. For administrative services, the Acquiring Fund pays PIMCO Advisors an administrative fee at the annual rate of 0.70% of the first $2.5 billion of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares. (This fee is subject to a reduction of 0.05% of average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.) The Acquiring Fund pays PIMCO Advisors an administrative fee at the annual rate of 0.50% attributable to the Fund's Institutional and Administrative Class shares.

  The Acquired Fund pays PIMCO Advisors an administrative fee at the annual rate of 0.65% of the first $2.5 billion of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares. (This fee is subject to a reduction of 0.05% of average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.) The Acquired Fund pays PIMCO Advisors an administrative fee at the annual rate of 0.50% attributable to the Fund's Institutional and Administrative class shares.

  Certain expenses of the Funds are not borne by PIMCO Advisors. The Funds are responsible for their share of following expenses: (i) salaries and other compensation of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO Advisors or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trust's Trustees who are not "interested persons" of PIMCO Advisors and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include distribution and/or service fees payable with respect to Class A, Class B, Class C, Class D, Institutional Class and Administrative Class shares and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act"), as from time to time amended.

  PIMCO Advisors has retained its affiliate, Pacific Investment Management Company LLC, to provide various administrative and other services required by the Fund in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

  Distribution Arrangements. PIMCO Funds Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a Distribution Contract with the Trust. The Distributor is a wholly-owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

  Class A, Class B and Class C Shares. Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares, the Distributor receives (i) in connection with the distribution of Class B and Class C shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B and Class C shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust.

  The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries in connection with the sale of Class B and Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of

Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund's Class A, Class B and Class C shares, the Distributor bears various other promotional and sales-related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

  Institutional and Administrative Class Shares. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("Service Agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than the service and/or distribution fees discussed below paid with respect to Administrative Class shares. Service Agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service Agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges.

  The Trust's Administrative Services Plan and Administrative Distribution Plan for Administrative Class Shares allow the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Administrative Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

  In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

  Declaration of Trust. Both the Acquired Fund and the Acquiring Fund are governed by the Trust's Declaration of Trust. Some important characteristics of the Declaration of Trust are summarized below.

  Governing Law. The Trust is governed by Massachusetts law.

  Powers and Liabilities Relating to Shares. Each of the Merger Shares will be fully paid and nonassessable by the Trust when issued, will be transferable without restriction, and will have no preemptive or conversion rights, except that Class B Merger Shares will have the conversion rights specified above. The Declaration of Trust permits the Trust to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. At the time of the Merger, the Acquiring Fund's shares will be divided into six classes: Class A, Class B, Class C, Class D, Administrative Class and Institutional Class.

  Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and/or the Funds and requires that notice of such disclaimer be given in each agreement, undertaking, or obligation entered into or executed by the Trust, a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of such Fund held personally liable for the obligations of such Fund as a result of holding shares of such Fund. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which such a disclaimer was inoperative and the Fund was unable to meet its obligations. The likelihood of such a circumstance is considered remote.

  Shareholder Voting Requirements--Generally. The Declaration of Trust states that shareholders shall have power to vote as is provided for in, and may hold meetings and take actions pursuant to, the provisions of the Trust's Amended and Restated Bylaws (the "Bylaws"). The Bylaws, in turn provide all details regarding (i) the matters on which shareholders are entitled to vote, (ii) the size of the vote required for approval of each matter, and (iii) the circumstances in which shareholders may call and hold meetings. Under the Bylaws, shareholders have the power to vote (i) for the election of Trustees, provided, however, that no meeting of shareholders of the Trust is required to be called for the purpose of election of Trustees, unless and until such time as fewer than a majority of the Trustees have been elected by the shareholders; (ii) with respect to the appointment of any investment adviser or sub-adviser to the extent required by the 1940 Act; (iii) with respect to the termination of the Trust; (iv) with respect to certain amendments to the Declaration of Trust; and (v) with respect to such additional matters relating to the Trusts as may be required by law, the Declaration of Trust and the Bylaws or any registration statement of the Trust or as the Trustees consider necessary or desirable. Under the Declaration of Trust, shareholders have the power to vote to the same extent as the stockholders of a Massachusetts business corporation as to whether or not an action should be brought derivatively or as a class action on behalf of the Trust or its shareholders.

  The Declaration of Trust provides that any amendment thereto that adversely affects the rights of shareholders may be adopted only by an instrument in writing signed by a majority of the Trustees when authorized to do so by the vote of a majority of the shares entitled to vote. The Declaration of Trust also provides that if fewer than all shareholders are affected by an amendment, only the vote of the shareholders of those series or classes affected by the amendment shall be required to vote on the amendment.

  The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority. Although no shareholder vote would be required to amend any portion of the Bylaws, including portions setting forth shareholder voting rights, the Trust would still be subject to shareholder voting rights required by the 1940 Act and the rules and regulations thereunder, the SEC and/or any applicable state laws. Thus, under current law,
(i) Trustees must be elected by shareholders under certain circumstances; (ii) investment advisory contracts (including sub-advisory contracts) must still be approved by a vote of at least a majority of the Trust's outstanding voting securities, except as provided above under "Advisory and Sub-Advisory Arrangements and Fees;" (iii) distribution plans must still be approved by a vote of at least a majority of outstanding voting securities of the Trust or applicable class of shares and (iv) auditors must still be selected annually at an annual meeting of shareholders, if such a meeting is held.

  The Bylaws require a plurality vote to decide a question and the election of a Trustee. Termination of the Trust under the Declaration of Trust requires a 66 2/3 to vote.

  Shareholder Voting Requirements--Reorganizations. Neither the Declaration of Trust nor the Bylaws require any shareholder vote with respect to any proposed transaction whereby the Trust or any one or more series thereof, as successor, survivor, or non-survivor, consolidates with, merges into, or has merged into it, one or more trusts, partnerships or associations. Under the Declaration of Trust and Bylaws, the shareholders would be entitled to vote if, and to the extent that, the Trustees consider such a vote to be necessary or desirable. Historically, the Trustees have concluded that it would be necessary or desirable for shareholders of the funds in the Trust to approve or disapprove a merger where a series of the Trust or another fund in the PIMCO Funds Family was not the survivor. Although the Acquiring Fund is a series of the Trust, the Trustees have determined that it is desirable to seek approval of the Merger by the Shareholders of the Acquired Fund. There can be no assurance that the Trustees would reach a similar conclusion in the future or that they would do so in all cases.

  Multi-Class Structure--Permitted Differences Between Classes. The Declaration of Trust does not enumerate the permitted ways in which two or more classes of shares may differ but affords to the Trustees the right to assign them such preferences and special or relative rights and privileges (including conversion rights, if any) as the Trustees may determine.

  The Trust currently offers multiple classes of shares. The primary difference between the classes is the sales charges and service and/or distribution fees payable with respect to such classes. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class D, Institutional Class and Administrative Class shares. These classes are described above in the Overview under "Distribution and Share Class Arrangements." Both Funds are subject to the multi-class requirements under the 1940 Act that currently provide, among other things, that each class (i) shall have a different arrangement for shareholder services or the distribution of securities or both and shall pay all of the expenses of that arrangement; (ii) may pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of that company's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than other classes; (iii) may pay a different advisory fee to the extent that any difference in the amount paid is the result of the application of the same performance fee provisions in the advisory contract of the company to the different investment performance of each class; and (iv) shall have exclusive voting rights of any matter submitted to shareholders that relates solely to its arrangements.

  Indemnification of Trustees and Officers. The Declaration of Trust clarifies the procedures for determining whether a Trustee, officer or other person acting at the direction of a Trustee or officer is entitled to indemnification by the Trust. The Declaration of Trust provides in general that a Trustee, officer or other person acting under their direction is entitled to indemnification except with respect to any matter as to which such person shall have been finally adjudicated in any action, suit or other proceeding
(a) not to have acted in good faith in the reasonable belief that such person's action was in or not opposed to the best interest of the Trust or (b) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

  Trustees and Officers of the Trust. The Trustees and officers of the Trust will not change as a result of the Merger. The current Trustees and officers, their ages, their addresses and their principal occupations are included in the Statement of Additional Information.

  Capitalization. The following table shows, on an unaudited basis, the capitalization of the Acquired Fund and the Acquiring Fund as of December 31, 2000 and on a pro forma combined basis as of that date, giving effect to the proposed Merger:

                       CAPITALIZATION TABLE (Unaudited)
                               December 31, 2000

                                                    PIMCO Allianz
                                         PIMCO         Select
                                     International  International   Pro Forma
                                          Fund          Fund        Combined*
                                     -------------- ------------- --------------
Net Assets
  Class A........................... $ 8,795,967.41 $   36,234.56 $ 8,832,201.97
  Class B........................... $ 7,530,523.81 $   53,921.98 $ 7,584,445.79
  Class C........................... $67,695,065.81 $  378,214.23 $68,073,280.04
  Class D...........................           None $    9,379.04 $     9,379.04
  Institutional Class............... $ 6,548,600.97 $5,610,784.67 $12,159,385.64
  Administrative Class.............. $17,107,434.04          None $17,107,434.04
Shares outstanding
  Class A...........................    947,221.363     5,766.157  1,328,468.023
  Class B...........................    918,087.310     8,587.687  1,207,715.682
  Class C...........................  8,275,731.896    60,263.901 10,839,732.979
  Class D...........................           None     1,492.537      1,492.537
  Institutional Class...............    774,527.484   892,346.638  1,933,459.670
  Administrative Class..............  2,045,918.648          None  2,719,782.836
Net asset value per share
  Class A........................... $         9.83 $        6.65 $         6.65
  Class B........................... $         8.20 $        6.28 $         6.28
  Class C........................... $         8.18 $        6.28 $         6.28
  Class D...........................           None $        6.28 $         6.28
  Institutional Class............... $         8.45 $        6.29 $         6.29
  Administrative Class.............. $         8.36          None $         6.29

--------
* The pro forma capitalization information assumes the information was consummated on December 31, 2000 and is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

                               OTHER INFORMATION

  You will find information relating to the Acquiring Fund, including information with respect to its investment objectives, policies and restrictions, at Appendix B to this Prospectus/Proxy Statement. Additional information about the Acquired Fund is incorporated by reference from the Class A, B and C Prospectus and the Institutional Prospectus and is available free of charge by calling the Trust at 1-800-927-4648 (Institutional Prospectus) or 1-800-426-0107 (Class A, B and C Prospectus). Additional information and commentary from the Institutional Annual Report relating to the Acquiring Fund's investment performance is included in Appendix C to this Prospectus/Proxy Statement. Additional information relating to the Acquired Fund's investment performance is set forth in Appendix D to this Prospectus/Proxy Statement. You may find additional information regarding the Funds, including financial information, in the Merger Statement of Additional Information, the Class A, B and C Prospectus, the Institutional Prospectus, the MMS Statement of Additional Information, the Institutional Annual Report and the ABC Annual Report, which are available free of charge as discussed at the beginning of this Prospectus/Proxy Statement.

  You may inspect and copy proxy materials, reports, proxy and information statements and other information filed by the Trust with respect to the Funds at the Public Reference Facilities maintained by the SEC at 450 Fifth Street N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. You may also obtain such material from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

Financial Highlights

  The following financial highlights table is intended to help you understand the financial performance of Institutional Class shares of the Acquiring Fund since the class of shares was first offered. Administrative Class shares or Class A, B and C shares of the Acquiring Fund were not offered during the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Acquiring Fund's financial statements, is included in the Institutional Annual Report. The Institutional Annual Report is incorporated by reference in the Statement of Additional Information and is available free of charge as discussed above.

                                                                                          Dividends
                                         Net       Net Realized/  Total Income Dividends  in Excess  Distributions
                      Net Asset Value Investment     Unrealized       from      from Net    of Net     from Net
                       Beginning of     Income     Gain (Loss) on  Investment  Investment Investment   Realized
Year or Period Ended      Period        (Loss)      Investments    Operations    Income     Income   Capital Gains
--------------------  --------------- ----------   -------------- ------------ ---------- ---------- -------------
Allianz Select
 International
 Fund (i)
 Institutional Class
 06/30/00                 $16.04        $(0.05)(a)     $8.90(a)      $8.85       $0.00      $0.00       $(4.43)
 06/30/99                  13.55         (0.02)(a)      3.56(a)       3.54       (0.02)      0.00        (1.03)
 12/31/97-06/30/98         10.00          0.00(a)       3.55(a)       3.55        0.00       0.00         0.00

                                                                                                          Ratio of Net
                                                                         Net             Net               Investment
                 Distributions                          Fund Reimburse- Asset          Assets   Ratio of     Income
                 in Excess of  Tax Basis                ment Fee Added  Value          End of   Expenses   (Loss) to   Portfolio
Year or          Net Realized    Return       Total           to        End of Total   Period  to Average Average Net  Turnover
Period Ended     Capital Gains of Capital Distributions Paid-In-Capital Period Return  (000s)  Net Assets    Assets      Rate
------------     ------------- ---------- ------------- --------------- ------ ------  ------- ---------- ------------ ---------
06/30/00             $0.00       $0.00       $(4.43)         $0.00      $20.46 56.28%  $10,541    1.35%      (0.22)%       62%
06/30/99              0.00        0.00        (1.05)          0.00       16.04 28.62     8,408    1.39        (0.15)      269
12/31/97-
 06/30/98             0.00        0.00         0.00           0.00       13.55 35.50     6,822    1.36*        0.08*       60

--------
* Annualized
a Per share amounts based on average number of shares outstanding during the period.
i The information provided for the Allianz Select International Fund reflects results of operations under the Fund's former Sub-Advisers through June 30, 2000; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements. The Fund changed its investment objective and policies on November 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown.

  Financial highlights for the Acquired Fund are included in the Institutional Prospectus and the Class A, B and C Prospectus, which are available free of charge as discussed above, and are incorporated herein by reference. The Acquired Fund's financial highlights have been audited by PricewaterhouseCoopers LLP, whose reports, along with the Acquired Fund's financial statements, are included in the Institutional Annual Report and the ABC Annual Report, which are incorporated by reference in the Statement of Additional Information and are available free of charge as discussed above.

Voting Information

  Record Date and Method of Tabulation. Shareholders of record of the Acquired Fund at the close of business on February 23, 2001 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. Shareholders of the Acquiring Fund will not vote on the Merger. Shareholders are entitled to one vote for each share held, and each fractional share shall be entitled to a proportional fractional vote. The holders of 30% of the shares of the Acquired Fund outstanding as of the Record Date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of each Fund at the Meeting. Assuming a quorum is present, approval of the Merger will require a plurality vote.

  Shares represented by timely, duly executed proxies will be voted as you instruct. If no specification is made with respect to the proposal, shares will be voted FOR the Proposal. Proxies may be revoked at any time before they are exercised by sending a written revocation which is received by the Secretary of the Trust, by properly executing a later-dated proxy or by attending the meeting and voting in person.

  Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Trust as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count all shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes will have no effect on the outcome of the voting on the Proposal.

  As of the Record Date, as shown on the books of the Trust, there were issued and outstanding the following numbers of shares of beneficial interest of each class of the Funds:

  Acquiring Fund
-------------------------------------------------------------------------------
                                                 Institutional   Administrative
     Class A       Class B   Class C   Class D       Class           Class
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  Acquired Fund
-------------------------------------------------------------------------------
                                                 Institutional   Administrative
     Class A       Class B   Class C   Class D       Class           Class
-------------------------------------------------------------------------------


  As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Acquired Fund and the Acquiring Fund:

                                                  Percentage of Outstanding
                                      Percentage    Shares of Class Owned
                                       of Shares    Upon Consummation of
  Fund and Class   Owner Shares Owned Outstanding        Acquisition
---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act.
** Shares are believed to be held only as nominee.

  As of the Record Date, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Acquiring Fund and the Acquired Fund, respectively.

Adjournments

  In the event that a quorum is not present for purposes of acting on the Proposal, or if sufficient votes in favor of the Proposal are not received by the time of the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a plurality of the shares present in person or represented by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal and will not vote any proxies that direct them to abstain from voting on such Proposals.

  The costs of any additional solicitation and of any adjourned session will be borne by PIMCO Advisors. Any Proposal for which sufficient favorable votes have been received by the time of the Meeting will be acted upon, and such action will be final regardless of whether the Meeting is adjourned for any reason.

Voting

  The solicitation of proxies by personal interview, mail and telephone may be made by officers and Trustees of the Trust and officers and employees of PIMCO Advisors, its affiliates and other representatives of the Trust. The Trust has retained [ ] to aid in the solicitation of proxies (which is estimated to
cost $   ), and the costs of holding the Meeting will be borne by PIMCO
Advisors and not by the Funds.

  Electronic Voting. In addition to voting by mail, you may also give your voting instructions via the Internet or by touchtone telephone by following the instructions enclosed with the proxy card.

  Telephone Voting. You may give your voting instructions over the telephone
by calling [    ]. A representative of [    ] will answer your call. When
receiving your instructions by telephone, the [    ] representative is
required to ask you for your full name, address, the last four digits of your social security or employer identification number, title (if the person giving the proxy is authorized to act for an entity, such as a corporation), the name of the Fund owned and confirmation that you have received the proxy statement in the mail. If the information you provide matches the information provided
to [    ] by the Trust, then the [    ] representative will explain the proxy
process. [    ] is not permitted to recommend to you how to vote, other than
to read any recommendation included in the proxy statement. [    ] will record
your instructions and transmit them to the official tabulator.

  As the Meeting date approaches, you may receive a call from a representative
of [    ] if the Trust has not yet received your vote. [    ] may ask you for
authority, by telephone or by electronically transmitted instructions, to
permit [    ] to sign a proxy on your behalf. [   ] will record all
instructions it receives from shareholders by telephone or electronically, and the proxies it signs in accordance with those instructions, in accordance with the procedures set forth above. The Trustees of the Trust believe those procedures are reasonably designed to determine accurately the shareholder's identity and voting instructions.

  Voting by Mail or Facsimile. If you wish to participate in the Meeting, but do not wish to give a proxy by telephone or via the Internet, you can still complete, sign and mail or fax the proxy card received with the proxy statement by following the instructions enclosed with the proxy card, or you can attend the Meeting in person.

Shareholder Proposals at Future Meetings

  The Trust does not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Trust must be received by the Trust a reasonable time before that meeting in order for such proposals to be considered for inclusion in the proxy materials relating to that meeting. Any such proposals should be submitted to PIMCO Funds: Multi-Manager Series, c/o PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, Attention: Newton B. Schott, Jr.

Other Matters

  The Trust is not aware of any other matters that are expected to arise at the Meeting. If any other matter should arise, however, the persons named in properly executed proxies have discretionary authority to vote such proxies as they shall decide.

                                                                     Appendix A

                                    FORM OF
                     AGREEMENT AND PLAN OF REORGANIZATION

  This Agreement and Plan of Reorganization (the "Agreement") is made as of
       , 2001 by and between PIMCO International Fund (the "Acquired Fund"), a series of PIMCO Funds: Multi-Manager Series, a Massachusetts business trust (the "MMS Trust"), and PIMCO Select International Fund (the "Acquiring Fund"), a series of the MMS Trust.

                            PLAN OF REORGANIZATION

  (a) The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of the Acquiring Fund (the "Class A Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, (ii) a number of full and fractional Class B shares of beneficial interest of the Acquiring Fund (the "Class B Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date, (iii) a number of full and fractional Class C shares of beneficial interest of the Acquiring Fund (the "Class C Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class C shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class C shares of the Acquired Fund assumed by the Acquiring Fund on that date, (iv) a number of full and fractional Institutional Class shares of beneficial interest of the Acquiring Fund (the "Institutional Class Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Institutional Class shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Institutional Class shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (v) a number of full and fractional Administrative Class shares of beneficial interest of the Acquiring Fund (the "Administrative Class Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Administrative Class shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Administrative Class shares of the Acquired Fund assumed by the Acquiring Fund on that date. (The Class A Merger Shares, the Class B Merger Shares, the Class C Merger Shares, the Institutional Class Merger Shares and the Administrative Class Merger Shares shall be referred to collectively as the "Merger Shares.") It is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of
Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

  (b) Upon consummation of the transactions described in paragraph (a) of this Plan of Reorganization, the Acquired Fund shall distribute in complete liquidation to its Class A, Class B, Class C, Institutional Class and Administrative Class shareholders of record as of the Exchange Date Class A Merger Shares, Class B Merger Shares, Class C Merger Shares, Institutional Class Merger Shares and Administrative Class Merger Shares, each shareholder being entitled to receive that proportion of such Class A Merger Shares, Class B Merger Shares, Class C Merger Shares, Institutional Class Merger Shares and Administrative Class Merger Shares which the number of Class A, Class B, Class C, Institutional Class and Administrative Class shares of beneficial interest of the Acquired Fund held by such shareholder bears to the total number of Class A, Class B, Class C, Institutional Class and Administrative Class shares of the Acquired Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund.

  (c) As soon as practicable following the liquidation of the Acquired Fund as aforesaid, the Acquiring Fund shall, if it so elects, transfer to the Acquired Fund legal title to such portion of the former Acquired Fund assets as the Acquiring Fund designates, to be held by the Acquired Fund as the nominee for or agent on behalf of the Acquiring Fund until the sale of each such respective asset. The entire beneficial ownership interest in all of the former Acquired Fund assets, including those for which the Acquired Fund holds legal title, shall at all times remain with the Acquiring Fund. The Acquiring Fund and the Acquired Fund recognize that for all purposes of this Agreement all of the Acquired Fund assets shall have been transferred to the Acquiring Fund as of the Exchange Date and that the Acquiring Fund shall retain the entire beneficial ownership interest therein, notwithstanding the subsequent holding by the Acquired Fund of legal title to a portion of those assets, as designated by the Acquiring Fund, as nominee for or agent on the behalf of the Acquiring Fund.

  Following the liquidation, the Acquired Fund shall not purchase or otherwise acquire any assets, provided that the Acquired Fund shall accept legal title to a portion of the assets beneficially owned by the Acquiring Fund that the Acquiring Fund designates as soon as practicable after the liquidation. The Acquired Fund shall dispose of such assets upon the direction of the Acquiring Fund. The Acquired Fund shall not be permitted to reinvest any cash dividends or other distributions or any cash proceeds from any sale of the assets to which it holds legal title on behalf of the Acquiring Fund. The Acquired Fund shall promptly remit any cash distributions, other distributions, and cash proceeds from the sale of any such assets to the Acquiring Fund.

  As of the first practicable date after which the Acquired Fund no longer holds legal title to any of the Acquiring Fund assets and has remitted all income on and proceeds from the sales of such assets to the Acquiring Fund, the Acquired Fund shall be dissolved pursuant to the provisions of the Agreement and Declaration of Trust of the MMS Trust, as amended, and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date, and if applicable, such later date on which the Acquired Fund is dissolved.

                                   AGREEMENT

  The Acquiring Fund and the Acquired Fund agree as follows:

  1. Representations, Warranties and Agreements of the Acquiring Fund. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

    a. The Acquiring Fund is a series of shares of the MMS Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The MMS Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the MMS Trust. Each of the MMS Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

    b. The MMS Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

    c. A statement of assets and liabilities, statements of operations, statements of changes in net assets and a schedule of investments (indicating their market values) of the Acquiring Fund as of and for the period ended December 31, 2000 will be furnished to the Acquired Fund prior to the Exchange Date. Such statement of assets and liabilities and schedule will fairly present the financial position of the Acquiring Fund as of their date and said statements of operations and changes in net assets will fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

    d. The prospectuses and statement of additional information of the MMS Trust, each dated November 1, 2000, and each as from time to time amended or supplemented (collectively, the "MMS Prospectus"), previously furnished to the Acquired Fund, did not as of such date and do not contain, with respect to the MMS Trust or the Acquiring Fund, any untrue statements of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    e. There are no material legal, administrative or other proceedings pending or, to the knowledge of the MMS Trust or the Acquiring Fund, threatened against the MMS Trust or the Acquiring Fund, which assert liability on the part of the MMS Trust or the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    f. The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of December 31, 2000 and those incurred in the ordinary course of business as an investment company since such date. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to December 31, 2000 whether or not incurred in the ordinary course of business.

    g. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of the MMS Trust's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    h. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

    i. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as will be disclosed in the Registration Statement or the Acquired Fund Proxy Statement (each as defined in Section
  (1)(o) herein) or the MMS Prospectus.

    j. To the best of its knowledge, all of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

    k. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

    l. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

    m. The Merger Shares to be issued to the Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

    n. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares.

    o. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by the MMS Trust on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in
  Section 7 herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registration Statement (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7 and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by the MMS Trust, and the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the Registration Statement or the Acquired Fund Proxy Statement.

  2. Representations, Warranties and Agreements of the Acquired Fund. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

    a. The Acquired Fund is a series of shares of the MMS Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement. The MMS Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the MMS Trust. Each of the MMS Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

    b. The MMS Trust is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

    c. A statement of assets and liabilities, statements of operations, statements of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the period ended December 31, 2000 will be furnished to the Acquiring Fund prior to the Exchange Date. Such statement of assets and liabilities and schedule will fairly present the financial position of the Acquired Fund as of their date and said statements of operations and changes in net assets will fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

    d. The prospectuses and the Statement of Additional Information of the MMS Trust, each dated November 1, 2000 and each as from time to time amended or supplemented (collectively, the "MMS Prospectus"), previously furnished to the Acquiring Fund, did not contain as of such date and do not contain, with respect to the MMS Trust and the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    e. There are no material legal, administrative or other proceedings pending or, to the knowledge of the MMS Trust or the Acquired Fund, threatened against the MMS Trust or the Acquired Fund, which assert liability on the part of the MMS Trust or the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    f. There are no material contracts outstanding to which the Acquired Fund is a party, other than as will be disclosed in the MMS Prospectus, the Registration Statement or the Acquired Fund Proxy Statement.

    g. The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown on the Acquired Fund's statement of assets and liabilities as of December 31, 2000 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to December 31, 2000 whether or not incurred in the ordinary course of business.

    h. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of the MMS Trust's officers, are required to have been filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    i. At the Exchange Date, the MMS Trust, on behalf of the Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of December 31, 2000 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

    j. No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

    k. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state securities or blue sky laws.

    l. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

    m. At the Exchange Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the MMS Prospectus, as amended through the Exchange Date.

    n. To the best of its knowledge, all of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

    o. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares, except that Class B shares of the Acquired Fund are convertible into Class A shares of the Acquired Fund in the manner and on the terms described in the MMS Prospectus.

    p. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in
  Section 7 and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the Registration Statement or the Acquired Fund Proxy Statement.

  3. Reorganization.

    a. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligation to distribute to its shareholders all of its investment company taxable income and net capital gain as described in
  Section 8(j) hereof), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation of the Acquired Fund of any investments purchased by the Acquired Fund after December 31, 2000 and designated by the Acquiring Fund as being unsuitable for it to acquire), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time except for the Acquired Fund's liabilities, if any, arising in connection with this Agreement. The Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their Class A, Class B, Class C, Institutional Class and Administrative Class shares of the Acquired Fund.

    b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

    c. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

  4. Exchange Date; Valuation Time. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date, (iii) a number of full and fractional Class C Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class C shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class C shares of the Acquired Fund assumed by the Acquiring Fund on that date, (iv) a number of full and fractional Institutional Class Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Institutional Class shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Institutional Class shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (v) a number of full and fractional Administrative Class Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Administrative Class shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Administrative Class shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.

    a. The net asset value of the Class A Merger Shares, Class B Merger Shares, Class C Merger Shares, Institutional Class Merger Shares and Administrative Class Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Class A, Class B, Class C, Institutional Class and Administrative Class shares of the Acquired Fund, and the value of the liabilities attributable to the Class A, Class B, Class C, Institutional Class and Administrative Class shares of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

    b. The net asset value of the Class A Merger Shares, Class B Merger Shares, Class C Merger Shares, Institutional Class Merger Shares and Administrative Class Merger Shares shall be computed in the manner set forth in the MMS Prospectus. The value of the assets and liabilities of the Class A, Class B, Class C, Institutional Class and Administrative Class shares of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

    c. No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

    d. The Acquiring Fund shall issue the Merger Shares to the Acquired Fund in five certificates registered in the name of the Acquired Fund, one representing Class A Merger Shares, one representing Class B Merger Shares, one representing Class C Merger Shares, one representing Institutional Class Merger Shares and one representing Administrative Class Merger shares. The Acquired Fund shall distribute the Class A Merger Shares to the Class A shareholders of the Acquired Fund by redelivering such certificate to the Acquiring Fund's transfer agent, which will, as soon as practicable, set up open accounts for each Class A Acquired Fund shareholder in accordance with written instructions furnished by the Acquired Fund. The Acquired Fund shall distribute the Class B Merger Shares to the Class B shareholders of the Acquired Fund by redelivering such certificate to the Acquiring Fund's transfer agent, which will, as soon as practicable, set up open accounts for each Class B Acquired Fund shareholder in accordance with written instructions furnished by the Acquired Fund. The Acquired Fund shall distribute the Class C Merger Shares to the Class C shareholders of the Acquired Fund by redelivering such certificate to the Acquiring Fund's transfer agent, which will, as soon as practicable, set up open accounts for each Class C Acquired Fund shareholder in accordance with written instructions furnished by the Acquired Fund. The Acquired Fund shall distribute the Institutional Class Merger Shares to the Institutional Class shareholders of the Acquired Fund by redelivering such certificate to the Acquiring Fund's transfer agent, which will, as soon as practicable, set up open accounts for each Institutional Class Acquired Fund shareholder in accordance with written instructions furnished by the Acquired Fund. The Acquired Fund shall distribute the Administrative Class Merger Shares to the Administrative Class shareholders of the Acquired Fund by redelivering such certificate to the Acquiring Fund's transfer agent, which will, as soon as practicable, set up open accounts for each Administrative Class Acquired Fund shareholder in accordance with written instructions furnished by the Acquired Fund. With respect to any Acquired Fund shareholder holding share certificates as of the Exchange Date, such certificates will from and after the Exchange Date be deemed to be certificates for the Merger Shares issued to each shareholder in respect of the Acquired Fund shares represented by such certificates; certificates representing the Merger Shares will not be issued to Acquired Fund shareholders.

    e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement.

  5. Expenses, Fees, etc.

    a. Except as otherwise provided in this Section 5, PIMCO Advisors L.P. ("PALP"), by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the transaction incurred by the Acquiring Fund and the Acquired Fund; provided, however, that the Acquired Fund will pay all brokerage commissions, dealer mark-ups and similar expenses, if any, incurred by it in the liquidation of the Acquired Fund contemplated by this Agreement. Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

    b. In the event the transaction contemplated by this Agreement is not consummated solely by reason of the Acquiring Fund's failure to satisfy or fulfill any of its obligations or duties under this Agreement or its being either unwilling or unable to go forward other than by reason of the nonfulfillment or failure of any condition to the Acquiring Fund's obligations referred to in Section 8, PALP agrees that it shall pay directly all of the Acquiring Fund's costs and expenses and all reasonable costs and expenses incurred by or on behalf of the Acquired Fund in connection with such transaction, including, without limitation, legal, accounting and filing fees.

    c. In the event the transaction contemplated by this Agreement is not consummated solely by reason of the Acquired Fund's failure to satisfy or fulfill any of its obligations or duties under this Agreement or its being either unwilling or unable to go forward other than by reason of the nonfulfillment or failure of any condition to the Acquired Fund's obligations referred to in Section 9, PALP agrees that it shall pay directly all of the Acquired Fund's costs and expenses and all reasonable costs and expenses incurred by or on behalf of the Acquiring Fund in connection with such transaction, including, without limitation, legal, accounting and filing fees.

    d. In the event (i) the transaction contemplated by this Agreement is not consummated for reasons specified in both paragraphs (b) and (c) of this
  Section 5, or (ii) the transaction contemplated by this Agreement is not consummated for reasons other than those specified in paragraphs (b) or (c) of this Section 5, then PALP agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transaction.

    e. Notwithstanding any other provisions of this Agreement, if for any reason the transaction contemplated by this Agreement is not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

  6. Exchange Date. Delivery of the assets of the Acquired Fund to be transferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at the offices of Ropes & Gray, One International Place, Boston, Massachusetts 02110, as of the close of business on May 4, 2001, or at such other time and date agreed to by the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

  7. Meeting of Shareholders; Dissolution.

    a. The MMS Trust, on behalf of the Acquired Fund, agrees to call a meeting of the Acquired Fund's shareholders to take place after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of the Acquired Fund.

    b. The Acquired Fund agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in the MMS Trust's Agreement and Declaration of Trust in accordance with applicable law and that after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution; provided that, following the liquidation, the Acquired Fund, as nominee for or agent on behalf of the Acquiring Fund, shall take such actions as are set forth in paragraph (c) of the Plan of Reorganization included in this Agreement.

    c. The Acquiring Fund has, after the preparation and delivery to the Acquiring Fund by the Acquired Fund of a preliminary version of the Acquired Fund Proxy Statement which was satisfactory to the Acquiring Fund and to Ropes & Gray for inclusion in the Registration Statement, filed the Registration Statement with the Commission. Each of the Acquired Fund and the Acquiring Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

  8. Conditions to the Acquiring Fund's Obligations. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

    a. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by the MMS Trust's President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since December 31, 2000 other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Acquired Fund, or changes due to dividends paid or losses from operations.

    b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by the MMS Trust's President (or any Vice President) and Treasurer certifying that as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such date and the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

    c. That the Acquired Fund shall have delivered to the Acquiring Fund a letter from the MMS Trust's independent accountants, dated the Exchange Date, stating that such firm has employed certain procedures whereby it has obtained schedules of the tax provisions and qualifying tests for regulated investment companies as prepared for the period ended June 30, 2000 and the period July 1, 2000 to the Exchange Date (the latter period being based on unaudited data) and that, in the course of such procedures, nothing came to their attention which caused them to believe that the Acquired Fund (i) would not qualify as a regulated investment company for federal, state, or local income tax purposes or (ii) would owe any federal, state or local income tax or excise tax, for the tax year ended June 30, 2000, and for the period from July 1, 2000 to the Exchange Date.

    d. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

    e. That the Acquiring Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date, to the effect that (i) the MMS Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by the MMS Trust on behalf of the Acquired Fund and, assuming that the Registration Statement, the MMS Prospectus and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the MMS Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the MMS Trust and the Acquired Fund; (iii) the MMS Trust, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the MMS Trust's Agreement and Declaration of Trust or By-Laws, it being understood that with respect to investment restrictions contained in the MMS Trust's Agreement and Declaration of Trust, By-Laws or then-current prospectuses or statement of additional information, such counsel may rely upon a certificate of an officer of the MMS Trust whose responsibility it is to advise the MMS Trust and the Acquired Fund with respect to such matters; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the MMS Trust on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws. In addition, such counsel shall also state that they have participated in conferences with officers and other representatives of the

  Acquired Fund at which the contents of the Acquired Fund Proxy Statement and related matters were discussed, and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Acquired Fund Proxy Statement, on the basis of the foregoing (relying as to materiality upon the opinions of officers and other representatives of the Acquired Fund), no facts have come to their attention that lead them to believe that the portions of the Acquired Fund Proxy Statement relevant to the transfer of assets contemplated by this Agreement as of its date, as of the date of the Acquired Fund shareholders' meeting, or as of the Exchange Date, contained an untrue statement of a material fact regarding the Acquired Fund or omitted to state a material fact required to be stated therein or necessary to make the statements therein regarding the Acquired Fund, in light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Acquiring Fund, contained in the Acquired Fund Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Acquiring Fund, its Trustees and its officers.

    f. That the Acquiring Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes
  (i) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Investments transferred to the Acquiring Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the basis to the Acquiring Fund of the Investments will be the same as the basis of the Investments in the hands of the Acquired Fund immediately prior to such exchange; and (iii) the Acquiring Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Acquired Fund.

    g. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the MMS Prospectus in effect on the Exchange Date, may not properly acquire.

    h. That the MMS Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

    i. That all actions taken by the MMS Trust on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and Ropes & Gray.

    j. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) for its taxable years ending on or after June 30, 2000, and on or prior to the Exchange Date (computed in each case without regard to any deduction for dividends paid), and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for both the taxable year ended on June 30, 2000, and the short taxable period beginning on July 1, 2000 and ending on the Exchange Date.

    k. That the Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the MMS Trust, as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

    l. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

    m. That the Acquired Fund's transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

    n. That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws (including any applicable exemptions therefrom) and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or Ropes & Gray are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or Ropes & Gray, to indemnify the Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

    o. That the Acquiring Fund shall have received from the MMS Trust's independent accountants a letter addressed to the Acquiring Fund, dated as of the Exchange Date, satisfactory in form and substance to the Acquiring Fund to the effect that, on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), as of the Valuation Time the value of the assets and liabilities of the Acquired Fund to be exchanged for the Merger Shares has been determined in accordance with the provisions of the MMS Trust's Declaration of Trust, pursuant to the procedures customarily utilized by the Acquiring Fund in valuing its assets and issuing its shares.

    p. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

    q. That the Acquiring Fund shall have received an opinion of Ropes & Gray with respect to the matters specified in Section 9(f) of this Agreement, and such other matters as the Acquiring Fund may reasonably deem necessary or desirable.

    r. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the MMS Trust or the Acquiring Fund, threatened by the Commission.

  9. Conditions to the Acquired Fund's Obligations. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

    a. That the Acquiring Fund shall have furnished to the Acquired Fund a statement of the Acquiring Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on the Acquiring Fund's behalf by the MMS Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Acquiring Fund since December 31, 2000 other than changes in its portfolio securities since that date, changes in the market value of the portfolio securities, or changes due to net redemptions, dividends paid or losses from operations.

    b. That the MMS Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date, pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

    c. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the MMS Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such date.

    d. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

    e. That the Acquired Fund shall have received an opinion of Ropes & Gray, counsel to the Acquired Fund, and dated the Exchange Date, to the effect that (i) the MMS Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by the MMS Trust and the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by the MMS Trust on behalf of the Acquiring Fund and, assuming that the MMS Prospectus, the Registration Statement and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the MMS Trust on behalf of the Acquired Fund, is a valid and binding obligation of the MMS Trust and the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the MMS Trust's Declaration of Trust or By-Laws, it being understood that with respect to investment restrictions as contained in the MMS Trust's Declaration of Trust, By-Laws or then-current prospectuses or statement of additional information, such counsel may rely upon a certificate of an officer of the MMS Trust whose responsibility it is to advise the MMS Trust and the Acquiring Fund with respect to such matters; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the MMS Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act. In addition, such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Registration Statement and related matters were discussed, and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Registration Statement, on the basis of the foregoing (relying as to materiality upon the opinions of officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Registration Statement as of its date, as of the date of the Acquired Fund shareholders' meeting, or as of the Exchange Date, contained an untrue statement of a material fact regarding the Acquiring Fund or omitted to state a material fact required to be stated therein or necessary to make the statements therein regarding the Acquiring Fund, in light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Acquired Fund, contained in the Acquired Fund Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Acquired Fund, its Trustees and its officers.

    f. That the Acquired Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Acquired Fund to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) the aggregate tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Fund shares; and (iv) an Acquired Fund's shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset.

    g. That all actions taken by the MMS Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund and Ropes & Gray.

    h. That the MMS Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

    i. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

    j. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the MMS Trust or the Acquiring Fund, threatened by the Commission.

  10. Indemnification.

    a. The Acquired Fund shall indemnify and hold harmless, out of the assets of the Acquired Fund (which shall be deemed to include the assets of the Acquiring Fund represented by the Merger Shares following the Exchange
  Date) but no other assets, the MMS Trust and the trustees and officers of the MMS Trust (for purposes of this Section 10(a), the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the MMS Trust or the Acquired Fund contained in this Agreement, the Registration Statement, the MMS Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the MMS Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the MMS Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the MMS Trust or the Acquired Fund. The Indemnified Parties will notify the MMS Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 10(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund's obligation under this Section 10(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(a) without the necessity of the Indemnified Parties' first paying the same.

    b. The Acquiring Fund shall indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, the MMS Trust and the trustees and officers of the MMS Trust (for purposes of this Section 10(b), the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the Registration Statement, the MMS Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the MMS Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the MMS Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the MMS Trust or the Acquiring Fund. The Indemnified Parties will notify the MMS Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(b). The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 10(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund's obligation under this Section 10(b) to indemnify and hold harmless the Indemnified

  Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(b) without the necessity of the Indemnified Parties' first paying the same.

  11. No Broker, etc. Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it or the MMS Trust who, by reason of such dealings, is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

  12. Termination. The Acquired Fund and the Acquiring Fund may, by mutual consent of the trustees on behalf of each Fund, terminate this Agreement, and the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of their trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by July 31, 2001, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

  13. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

  14. Rule 145. Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any of any Merger Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

  "THESE SHARES MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO PIMCO ALLIANZ SELECT INTERNATIONAL FUND OR ITS PRINCIPAL UNDERWRITER UNLESS
  (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND SUCH REGISTRATION IS NOT REQUIRED."

and, further, the Acquiring Fund will issue stop transfer instructions to the Acquiring Fund's transfer agent with respect to such shares. The Acquired Fund will provide the Acquiring Fund on the Exchange Date with the name of any Acquired Fund shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

  15. Sole Agreement; Amendments; Governing Law. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

  16. Declaration of Trust. A copy of the Agreement and Declaration of Trust of the MMS Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of the MMS Trust on behalf of the Acquiring Fund and/or the Acquired Fund, as the case may be, as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of the MMS Trust individually but are binding only upon the assets and property of the Acquiring Fund and/or the Acquired Fund, as the case may be.

                                          PIMCO FUNDS: MULTI-MANAGER SERIES,
                                          on behalf of its International Fund

                                          By:
                                             ----------------------------------
                                          Name:
                                          Title:

                                          PIMCO FUNDS: MULTI-MANAGER SERIES,
                                          on behalf of its Select
                                          International Fund

                                          By:
                                             ----------------------------------
                                          Name:
                                          Title:

Agreed and accepted as to Section 5 only:
PIMCO ADVISORS L.P.

By:
  ----------------------------------
Name:
Title:

                                                                     Appendix B

                     INFORMATION ABOUT THE ACQUIRING FUND

Principal Investments and Strategies

  The Acquiring Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located outside of the United States. Although the Acquiring Fund normally invests in issuers from at least five different countries, it may at times invest in fewer than five countries, or even a single country. The Acquiring Fund typically invests in approximately 40 to 70 stocks. Although the Acquiring Fund invests primarily in developed market countries, it may also invest in developing, or "emerging," markets. The Acquiring Fund has no other limits on geographic asset distribution and may invest in any foreign securities market in the world. The Acquiring Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. The Acquiring Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

  The portfolio managers select securities for the Acquiring Fund using a research-driven "bottom-up" approach that seeks to utilize the Sub-Adviser's global research capabilities to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The portfolio managers seek to select those stocks with the best long-term performance expectations, using a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. The portfolio managers sell stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

  The Acquiring Fund may invest a substantial portion of its assets in the securities of small and medium capitalization companies. The Acquiring Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for portfolio management and hedging purposes. The Acquiring Fund may to a limited degree invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Acquiring Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks

  Among the principal risks of investing in the Acquiring Fund, which could adversely affect its net asset value, yield and total return, are:

  . Foreign Investment      . Growth Securities       . Focused Investment
    Risk                      Risk                      Risk
  . Emerging Market Risk    . Value Securities        . Leveraging Risk
  . Currency Risk             Risk                    . Credit Risk
  . Market Risk             . Smaller Company Risk    . Management Risk
  . Issuer Risk             . Liquidity Risk
                            . Derivatives Risk

  Please see "Overview--Risk Factors" above for a description of these risks of investing in the Acquiring Fund.

Performance Information

  The following information shows summary performance information for the Acquiring Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares. Performance information shown in the Average Annual Total Returns table is based on the performance of Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by each other class of shares. This is because the Acquiring Fund did not have Administrative Class or Class A, B or C shares outstanding during the periods shown. Although Institutional Class, Administrative Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities). Institutional Class performance would be higher than Administrative Class or Class A, B or C performance because of the lower expenses and no sales charge paid by Institutional Class shares. The performance information for periods prior to May 8, 2000 reflects the Fund's advisory fee rate in effect prior to that date. Prior to November 1, 2000, the Fund had different sub-advisers and would not necessarily have achieved these performance results under its current investment management arrangements. In addition, the Fund changed its investment objectives and policies on November 1, 2000; these would not necessarily have been achieved had the Fund's current objectives and policies then been in effect. Past performance is no guarantee of future results.

Calendar Year Total Returns -- Institutional Class

                       Calendar Year End (through 12/31)


       [PLOT POINTS FOR BAR CHART]                    Highest and Lowest
                                                      Quarter Returns
                                                      (for periods shown in
    1998         1999         2000                    the bar chart)
   39.40%       109.71%      -26.10%                  -------------------------
                                                      Highest (4th Qtr.
                                                      '99)               47.11%
                                                      -------------------------
                                                      Lowest (3rd Qtr. '98)
                                                      -17.79%

Average Annual Total Returns (for periods ended 12/31/00)

                                                                  3 Years/ Fund
                                                                    Inception
                                                         1 Year  (12/31/97)(/3/)
                                                         ------- ---------------
Institutional Class..................................... -26.10%     29.28%
Administrative Class.................................... -26.29%     28.96%
Class A................................................. -30.51%     26.32%
Class B................................................. -28.35%     27.46%
Class C................................................. -27.22%     27.83%
MSCI EAFE Index(/1/).................................... -13.95%      9.65%
Lipper International Fund Average(/2/).................. -15.60%      9.88%

--------
(1) The Morgan Stanley Capital International EAFE (Europe, Australia, Far
    East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and the Far East. It is not possible to invest directly in the index.

(2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.
(3) The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.

Fees and Expenses of the Fund

  The fees and expenses you may pay if you buy and hold Class A, Class B, Class C Institutional Class or Administrative Class shares of the Acquiring Fund are described above under "Overview--Operating Expenses."

                            Management of the Fund

Investment Adviser and Administrator

  PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Acquiring Fund. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters.

  PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2000, PIMCO Advisors and its subsidiary partnerships had more than $277 billion in assets under management.

  PIMCO/Allianz International Advisors ("PAIA"), a division of PIMCO Advisors, serves as the Sub-Adviser to the Acquiring Fund. See "PIMCO/Allianz Investment Advisors" below. PIMCO Advisors has retained its affiliate, Pacific Investment Management Company LLC, to provide various administrative and other services required by the Acquiring Fund in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

  The Acquiring Fund pays PIMCO Advisors fees in return for providing or arranging for the provision of investment advisory services. PAIA is compensated for providing sub-advisory services to the Acquiring Fund from the fee paid to PIMCO Advisors, and does not receive a separate fee from the Acquiring Fund or the Trust for its sub-advisory services.

PIMCO/Allianz Investment Advisors

  The following provides additional information about the Sub-Adviser and the individual Portfolio Managers who have primary responsibility for managing the Acquiring Fund's investments. PAIA has full investment discretion and makes all determinations with respect to the investment of a Fund's assets.


              Sub-Adviser                             Fund                  Investment Specialty
-------------------------------------------------------------------------------------------------
  PIMCO/Allianz International Advisors PIMCO/Allianz Select International International stocks
  LLC                                                                     using a research-driven
  1345 Avenue of the Americas, 50th                                       "bottom-up" approach.
  Floor
  New York, NY 10105

  A wholly-owned subsidiary of PIMCO Advisors, PAIA provides international advisory services to mutual funds. PAIA commenced operations during the fourth quarter of 2000. Different firms served as sub-adviser to the Acquiring Fund prior to November 1, 2000.

  The following individuals at PAIA share primary responsibility for the Acquiring Fund.


    Portfolio Manager(s)    Since        Recent Professional Experience
------------------------------------------------------------------------------
  Udo Frank (lead manager)  11/00 Managing Director and Chief Investment officer of Allianz Asset Advisory and
                                  Management GmbH ("Allianz AAM"), responsible
                                  for the entire investment area (since 1997),
                                  and Chief Executive Officer and Chief
                                  Investment Officer of Allianz PIMCO Asset
                                  Management. Previously, Mr. Frank served as
                                  the Chief Investment Officer of Allianz KAG
                                  (since 1994).

  Wolfram Gerdes (co-manag- 11/00 Managing director of Equity Portfolio
   er)                            Management at Allianz AAM since 1998. Prior
                                  to joining Allianz AAM, he held various
                                  positions, including head of Portfolio
                                  Management, with Allianz Lebensversicherungs
                                  AG from 1992 to 1998.
  Gerd Wolfgang Hintz (co-  11/00 Managing Director of the Equity Research
   manager)                       Department at Allianz AAM since 1998. In
                                  addition, he has been responsible for
                                  Allianz AAM's trading department since
                                  January 2000. Previously, he was the head of
                                  Research and Investor Relations of Allianz
                                  AG.
------------------------------------------------------------------------------

Distributor

  The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly-owned subsidiary of PIMCO Advisors. The Distributor located at 2187 Atlantic Street, Stanford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Investment Options

  The Acquiring Fund offers investors Class A, Class B, Class C, Institutional Class and Administrative Class shares. The Fund also offers Class D shares, but this class is not being offered as a class of Merger Shares. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

  The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B, and C Shares (the "Guide"), which is included as part of the MMS Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Fund Shareholders' Guide" below.

Class A, B and C Shares

 Class A Shares

  . You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

  . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

  . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

  . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

 Class B Shares

  . You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

  . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

  . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

  . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

 Class C Shares

  . You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

  . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

  . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

  . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

  The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges--Class A Shares

  Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Acquiring Fund is the net asset value ("NAV") of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

                                Class A Shares

                                       Initial Sales Charge Initial Sales Charge
                                        as % of Net Amount     as % of Public
   Amount of Purchase                        Invested          Offering Price
   ------------------                  -------------------- --------------------
   $0-$49,999.........................        5.82%                5.50%
   $50,000-$99,000....................        4.71%                4.50%
   $100,000-$249,999..................        3.63%                3.50%
   $250,000-$499,999..................        2.56%                2.50%
   $500,000-$999,999..................        2.04%                2.00%
   $1,000,000 +.......................        0.00%*               0.00%*

--------
* As shown, investors that purchase $1,000,000 or more of the Acquiring Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

Contingent Deferred Sales Charges (CDSCs)--Class B and Class C Shares

  Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules.

                                Class B Shares

                                                           Percentage Contingent
   Years Since Purchase Payment Was Made                   Deferred Sales Charge
   -------------------------------------                   ---------------------
   First..................................................            5
   Second.................................................            4
   Third..................................................            3
   Fourth.................................................            3
   Fifth..................................................            2
   Sixth..................................................            1
   Seventh................................................            0*

--------
* After the seventh year, Class B shares convert into Class A shares.

                                Class C Shares

                                                           Percentage Contingent
   Years Since Purchase Payment Was Made                   Deferred Sales Charge
   -------------------------------------                   ---------------------
   First..................................................            1
   Thereafter.............................................            0

CDSCs on Class A Shares

  Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

How CDSCs are Calculated

  A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

  For instance, the following example illustrates the operation of the Class B
CDSC:

  . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

  In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

Reductions and Waivers of Initial Sales Charges and CDSCs

  The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Distribution and Servicing (12b-1) Plans

  The Acquiring Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Acquiring Fund shares ("distribution fees") and/or in connection with personal services rendered to Acquiring Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by the Acquiring Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

  There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                                                              Distribution
   Servicing Class                                                Fee       Fee
   ---------------                                            ------------ -----
   Class A...................................................    0.25%      None
   Class B...................................................    0.25%     0.75%
   Class C...................................................    0.25%     0.75%

  Because 12b-1 fees are paid out of the Acquiring Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment Class B shares.

Institutional Class and Administrative Class Shares

  The Acquiring Fund does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

  . Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted an Administrative Services Plan for the Administrative Class shares of the Acquiring Fund. It has also adopted a Distribution Plan for the Administrative Class shares of the Acquiring Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

  Each Plan allows the Acquiring Fund to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Acquiring Fund as their funding medium and for related expenses.

  In combination, the Plans permit the Acquiring Fund to make total reimbursements at an annual rate of up to 0.25% of the Acquiring Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of the Acquiring Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

  . Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Acquiring Fund may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Acquiring Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Acquiring Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

How Fund Shares Are Priced

  The net asset value ("NAV") of the Acquiring Fund's Class A, Class B, Class C, Class D, Institutional Class and Administrative Class shares is determined by dividing the total value of the Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market maker, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

  Investments initially valued in foreign currencies are converted to U.S. dollars using foreign exchange rates obtained from pricing services. As a result, the NAV of the Acquiring Fund's shares may be affected by changes in the value of foreign currencies in relation to the U.S. dollar. The value of securities traded in foreign markets or denominated in foreign currencies may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to buy, redeem or exchange shares. Calculation of the NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

  Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Acquiring Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Acquiring Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

  In unusual circumstances, instead of valuing securities in the usual manner, the Acquiring Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO Advisors, or its affiliates. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

  Under certain circumstances, the per share NAV of the Administrative Class shares may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, if the Acquiring Fund pays income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

How to Buy And Sell Shares

  The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Acquiring Fund.

PIMCO Funds Shareholders' Guide

  More detailed information about the purchase, sale and exchange arrangements for Class A, B and C shares of the Acquiring Fund is provided in the Guide, which is included in the MMS Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

  .  Automated telephone and wire transfer procedures

  .  Automatic purchase, exchange and withdrawal programs

  . Programs that establish a link from your Fund account to your bank account

  .  Special arrangements for tax-qualified retirement plans

  . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares

  . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

  When you buy shares of the Acquiring Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Acquiring Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day's NAV). Please see the Guide for details.

  The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying Shares--Class A, B and C

  You can buy Class A, Class B or Class C shares of the Funds in the following ways:

    . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

    . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

  If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

    PIMCO Funds Distributors LLC
    P.O. Box 9688
    Providence, Rhode Island 02940-0926

  The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

  The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds
Shareholders' Guide" above.

  The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

 Investment Minimums

  The following investment minimums apply for purchases of Class A, Class B and Class C shares.

           Initial           Subsequent
           Investment        Investments
           ----------       -------------
           $2,500 per Fund  $100 per Fund

  Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

 Small Account Fee

  Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for the

Acquiring Fund falls below a minimum level of $2,500. However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum account in quarterly installments and paid to the Administrator. Each account will normally be valued, and any deduction taken, during the past five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

  Due to the relatively high cost to the Acquiring Fund of maintaining small accounts, you are asked to maintain an account balance in the Acquiring Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for the Acquiring Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that account after giving you 60 days to increase your balance. Your account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Buying Shares--Institutional and Administrative Class Shares

  Investors may purchase Institutional Class and Administrative Class shares of the Acquiring Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee. Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Acquiring Fund. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and the Acquiring Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

  Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Acquiring Fund and will not require the Acquiring Fund to pay any type of administrative payment per participant account to any third party.

  Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Advisors and its affiliates, and to the benefit plans of PIMCO Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

  The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

  The investment minimums discussed in this section and the limitations set forth in "Investment Limitations" below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

  Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent for Institutional and Administrative Class shares, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

  . Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

  Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

  An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

  . Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

  . Other Purchase Information. Purchases of Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

  The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Acquiring Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

  An investor should invest in the Acquiring Fund for long-term investment purposes only. The Trust and PIMCO Advisors each reserves the right to restrict purchases of Acquiring Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

  Institutional Class and Administrative Class shares may not be qualified or registered for sale in all states. Investors should inquire as to whether shares are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

  Subject to the approval of the Trust, an investor may purchase shares of the Acquiring Fund with liquid securities that are eligible for purchase by the Acquiring Fund (consistent with the Acquiring Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Acquiring Fund intends to retain the security as an investment. Assets purchased by the Acquiring Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Acquiring Fund's shares, if such assets were included in the Acquiring Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

  . Retirement Plans. Shares are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Acquiring Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides record keeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Exchanging Shares

  Class A, B and C Shares. Except as provided below or in the applicable Fund's prospectus, you may exchange your Class A, Class B, or Class C shares of the Acquiring Fund for Class A, Class B or Class C shares, respectively, of any other series of the MMS Trust or PIMCO Funds: Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for the Acquiring Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

  The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

  Institutional and Administrative Class Shares. Except as provided below or in the applicable prospectus, an investor may exchange Institutional Class or Administrative Class shares of the Acquiring Fund for shares of the same class of any other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at

1-800-927-4648. An investor may also exchange shares of the Acquiring Fund for shares of the same class of a series of PIMCO Funds: Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

  An investor may exchange shares only with respect to eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" below and "Taxation" in the Statement of Additional Information.

  Limitations on Exchanges. The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a PIMCO Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular PIMCO Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular PIMCO Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased PIMCO Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

Selling Shares--Class A, B and C Shares

  You can sell (redeem) Class A, Class B or Class C shares of the Acquiring Fund in the following ways:

  . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

  . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9688, Providence, RI 02940-0926:

    (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

    (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

    (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

    (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

  A signature guarantee is not required for redemptions requested and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You cannot redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

  If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

  The Guide describes a number of additional ways you can redeem your shares, including:

  .  Telephone requests to the Transfer Agent

  .  PIMCO Funds Automated Telephone System (ATS)

  .  Expedited wire transfers

  .  Automatic Withdrawal Plan

  .  PIMCO Funds Fund Link

  Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

  Other than an applicable CDSC, you will not pay any special fees or charges to the trust or the Distributor when you sell your shares. However, if you sell your shares, through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

  Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

 Timing of Redemption Payments

  Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions in Kind

  The Trust has agreed to redeem shares of the Acquiring Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Acquiring Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

  If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

  When a signature guarantee is called for, you should have "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantee Institution"). The Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures.

  When a signature guarantee is call for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Prospectus or a new supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.

Selling Shares--Institutional and Administrative Class Shares

  Redemptions by Mail. An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

  Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

  In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

  Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

  Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

  Other Redemption Information. Redemption requests are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

  Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

  For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

  Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

  The Trust agrees to redeem shares of the Acquiring Fund solely in cash up to the lesser of $250,000 or 1% of the Acquiring Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Acquiring Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

  Redemptions of shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Acquiring Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Fund Distributions

  Class A, B and C Shares. The Acquiring Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Acquiring Fund shares the day after the Trust receives your purchase payment. Dividends paid with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Fund intends to declare and distribute income dividends to shareholders of record at least annually.

  In addition, the Fund distributes any net capital gains its earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

  . Reinvest all distributions in additional shares of the same class of the Acquiring Fund at NAV. This will be done unless you elect another option.

  . Invest all distributions in shares of the same class of any other series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

  . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

  You do not pay any sales charges on shares you receive through the reinvestment of distributions.

  If you elect to receive distributions in cash and the post or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

  For further information on distribution options relating to Class A, B and C, please contact your broker or call the Distributor at 1-800-426-0107.

  Institutional and Administrative Class Shares. Although as noted above dividends paid with respect to each class of shares are calculated in the same manner and at the same time, dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares.

  The Acquiring Fund's dividend and capital gain distributions with respect to a Institutional and Administrative Class shares will automatically be reinvested in additional shares of the same class at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

  Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of distributions.

  For further information on distribution options relating to Institutional and Administrative Class shares, please contact the Trust at 1-800-927-4648.

Tax Consequences

  Taxes on distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares. For federal income tax purposes, distributions will be taxable to you as either ordinary income or capital gains.

  Acquiring Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Acquiring Fund distributions of gains are determined by how long the Acquiring Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Acquiring Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Acquiring Fund owned for 12 months or less will generally be taxable to you as ordinary income.

  Distributions are taxable to you even if they are paid from income or gains earned by the Acquiring Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

  Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Acquiring Fund shares will be subject to federal income tax. When you exchange shares of the Acquiring Fund for shares of another series, the transaction will be treated as a sale of Acquiring Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

  Foreign Investments. The Acquiring Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Acquiring Fund's yield on those securities would be decreased. In addition, the Acquiring Fund's investments in foreign securities or foreign currencies may increase or accelerate the Acquiring Fund's recognition of ordinary income and may affect the timing or amount of the Acquiring Fund's distributions. Shareholders of the Acquiring Fund may be entitled to claim a credit or deduction with respect to foreign taxes.

  This section relates only to federal income tax consequences of investing in the Acquiring Fund; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Acquiring Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Acquiring Fund.

                                                                     Appendix C

          ADDITIONAL PERFORMANCE INFORMATION ABOUT THE ACQUIRING FUND

                              As of June 30, 2000

PIMCO Select International Fund

  Total net assets $10.5 million

  Number of securities in the portfolio 68 (not including short-term instruments)

PERFORMANCE

  Average Annual Total Return For periods ended 6/30/00

                    Inst'l Class              MSCI               Lipper International
                    (INCEP. 12/31/97)         EAFE Index         Fund Average
    ---------------------------------------------------------------------------------
     1 year         56.29%                    17.46%             24.46%
     Inception      49.50%                    --                 --

Change in Value $10,000 invested at the Fund's inception

Month      Fund Value($)    Index Value($)
12/31/97          10,000            10,000
 1/31/98          10,380            10,460
 2/28/98          11,190            11,134
 3/31/98          12,180            11,479
 4/30/98          12,770            11,572
 5/31/98          13,270            11,519
 6/30/98          13,550            11,608
 7/31/98          14,080            11,729
 8/31/98          11,880            10,278
 9/30/98          11,140             9,966
10/31/98          11,790            11,007
11/30/98          12,980            11,574
12/31/98          13,940            12,034
 1/31/99          15,059            12,001
 2/28/99          14,636            11,718
 3/31/99          15,603            12,210
 4/30/99          16,787            12,707
 5/31/99          16,102            12,055
 6/30/99          17,428            12,528
 7/31/99          18,417            12,903
 8/31/99          19,112            12,954
 9/30/99          19,873            13,087
10/31/99          20,840            13,581
11/30/99          24,947            14,056
12/31/99          29,234            15,319
 1/31/00          28,861            14,348
 2/29/00          33,893            14,737
 3/31/00          31,950            15,312
 4/30/00          28,595            14,509
 5/31/00          26,239            14,158
 6/30/00          27,237            14,715

--------
* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 1/01/98, the first full month following the Fund's Institutional Class inception on 12/31/97, compared to the Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far
  East), an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO COMPOSITION

                                                       % of Total Investments
       Top 10 Holdings                                 ----------------------
       Germany/Siemens AG                                                5.8%
       United Kingdom/Lasmo PLC                                          4.2%
       France/PSA Peugeot Citroen                                        4.2%
       Netherlands/Koninklijke Philips Electronics NV
        SP-ADR                                                           4.1%
       Japan/Oracle Corp.                                                3.1%
       Japan/NTT Data Corp.                                              2.9%
       United Kingdom/Pace Micro Technology PLC                          2.7%
       Japan/Yamanouchi Pharmaceutical                                   2.6%
       Japan/NTT Mobile Communication Network, Inc.                      2.5%
       Netherlands/STMicroelectronics NV                                 2.5%
                                                                       ------
       Top Ten Total                                                    34.6%
                                                                       ======
                                                       % of Total Investments
       Top 5 Countries                                 ----------------------
       Japan                                                            22.5%
       United Kingdom                                                   19.6%
       Germany                                                           9.0%
       Netherlands                                                       8.5%
       France                                                            7.4%
       Regional Breakdown
       Europe                                                           62.8%
       Asia                                                             28.6%
       Canada                                                            4.4%
       Australia                                                         2.4%
       Latin America                                                     1.8%
       Portfolio Composition
       Common Stock                                                    100.0%

PORTFOLIO INSIGHTS

  PIMCO Select International Fund posted stellar returns for the one-year period ended June 30, 2000, gaining 56.29% during this period. The Fund significantly outperformed the MSCI EAFE Index, which returned 17.46%, as well as the Lipper International Fund Average, which posted a return of 24.46%.

  The Fund benefited from its exposure to the energy sector. Rising oil and gas prices resulted in wider profit margins for many energy companies. In particular, Woodside Petroleum, Australia's second largest oil producer, contributed to the Fund's performance. The company returned nearly 30% in the second quarter, as rising oil prices and oil field acquisitions boosted earnings revisions.

  The financial services sector also enhanced the Fund's performance. A healthy worldwide economy boosted earnings for many insurance, asset management and brokerage firms. ING Groep, the Dutch insurance and financial service giant, turned in a strong performance, benefiting from the expansion of its global business through well-timed acquisitions as well as the shedding of less profitable units.

  For much of the year, the technology sector greatly contributed to the Fund's performance. Investors flocked to tech stocks of all nationalities, lured by their strong earnings growth. Nokia, the Finnish cell phone handset maker, saw its stock price more than double during the year as a result of strong sales and profit growth. However, in the second quarter of 2000, investors fled the technology sector as rising interest rates caused concerns about high valuations. In particular, technology stocks in Japan, Italy and Spain with expensive valuations, suffered significant losses. For instance, Softbank and Oracle Japan sold off sharply in the second quarter. However, the Fund had reduced its technology exposure early in the first quarter, aiding its performance.

  Looking ahead, the manager remains confident that its strategy of minimizing regional bets and concentrating on investing in attractive stocks within various regions should bode well for the Fund over the long term. The manager is optimistic that its holdings are poised for significant growth, and should outperform in the long run.

                                                                      Appendix D

                       ADDITIONAL PERFORMANCE INFORMATION
                            ABOUT THE ACQUIRED FUND

  The following information shows summary performance information for the Acquired Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Acquired Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C and Institutional and Administrative Class shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A shares (2/1/91), Class B shares (5/22/95) Institutional Class shares (9/30/98) and Administrative Class shares (9/30/98), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by the other share classes. The Fund had different sub-advisers during the periods prior to November 15, 1994 and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

Calendar Year Total Returns -- Class C

                       Calendar Year End (through 12/31)


                                                     Highest and Lowest
                                                     Quarter Returns
                                                     (for periods shown in
                                                     the bar chart)
                                                     --------------------------
                                                     Highest (10/1/99-
                                                     12/31/99____________21.58%)
                                                     --------------------------
                                                     Lowest (7/1/98-
                                                     9/30/98_________ ) -22.16%
[PLOT POINTS FOR BAR CHART]

19.92% -5.84% 33.47% -8.16% 5.79% 5.76% 1.85% 8.27% 27.00% -24.17%
  91     92     93     94    95    96    97    98     99      00
Average Annual Total Returns (for periods ended 12/31/00)

                                                                   Fund Inception
                                          1 Year  5 Years 10 Years (8/25/86)(/3/)
                                          ------- ------- -------- --------------
Class A.................................  -26.86%  2.23%    5.42%       5.68%
Class B.................................  -27.47%  2.13%    5.48%       5.71%
Class C.................................  -24.85%  2.35%    5.10%       5.22%
Institutional Class.....................  -23.28%  3.54%    6.31%       6.43%
Administrative Class....................  -23.45%  3.23%    6.02%       6.15%
MSCI EAFE Index.........................  -13.95%  7.43%    8.56%       8.45%
Lipper International Fund Average(/2/)..  -15.60%  9.09%    9.59%       9.32%

--------
(1) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and Asia. It is not possible to invest directly in the index.
(2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.
(3) The Fund began operations on 8/25/86. Index comparisons begin on 8/31/86.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                    PIMCO ALLIANZ SELECT INTERNATIONAL FUND

                                   FORM N-14
                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                                [       ], 2001

     This Statement of Additional Information (the "SAI") relates to the proposed Merger (the "Merger") of PIMCO International Fund (the "Acquired Fund") into PIMCO Allianz Select International Fund (the "Acquiring Fund" and, together, the "Funds"). Both funds are series of PIMCO Funds: Multi-Manager Series (the "Trust").

     This SAI contains information which may be of interest to shareholders but
which is not included in the Prospectus/Proxy Statement dated [      ], 2001
(the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to PIMCO Funds at 800 Newport Center Drive, Newport Beach, California 92660, or by calling 1-800-927-4648.

                               Table of Contents

I.    Additional Information about the Acquiring Fund and the Acquired Fund.........  2
II.   Financial Statements..........................................................  2
      A.  Incorporation by Reference................................................  2
      B.  Unaudited Pro Forma Combined Financial Statements.........................  2

I.   Additional Information about the Acquiring Fund and the Acquired Fund.
     ---------------------------------------------------------------------

     This SAI is accompanied by the Statement of Additional Information of the Trust dated November 1, 2000, as revised December 29, 2000 (the "Trust SAI"), which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Trust SAI contains additional information about the Acquiring Fund and the Acquired Fund.

II.  Financial Statements.
     --------------------

     A.  Incorporation by Reference:  This SAI is accompanied by (i) the Annual
         --------------------------
Report for Class A, Class B and Class C shares of the Trust for the year ended June 30, 2000 and (ii) the Annual Report for Institutional and Administrative Class shares of the Trust for the year ended June 30, 2000 (together, the "Annual Reports"). The Annual Reports contain historical financial information regarding both the Acquired Fund and the Acquiring Fund. The Annual Reports, including the reports of Pricewaterhouse Coopers LLP contained therein, have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

     B.  Unaudited Pro Forma Combined Financial Statements: Unaudited pro forma
         -------------------------------------------------
combined financial statements for the Acquiring Fund, relating to the Merger of the Funds, including notes to such pro forma financial statements, are set forth below. The following pro forma combined financial statements should be read in conjunction with the separate financial statements of the Funds contained within the Annual Reports referred to in the preceding section.

June 30, 2000

PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

All numbers are in thousands (except per share amounts)

                                                            Select   International   Pro Forma Adjustments    Select International
                                                International Fund            Fund                                  Fund Pro Forma
                                                                                                                          Combined
                                                ----------------------------------------------------------------------------------
Assets:
   Investments, at value                                  $10,600        $136,414                      -                  $147,014
   Cash, receivable and other assets                           19           3,450                      -                     3,469
                                                ----------------------------------------------------------------------------------
          Total assets                                     10,619         139,864                      -                   150,483
                                                ----------------------------------------------------------------------------------
Liabilities:
  Total liabilities                                            78             494                      -                       572
                                                ----------------------------------------------------------------------------------
Net Assets                                                $10,541        $139,370               $      -                  $149,911
                                                ==================================================================================
        Cost of Investments Owned                         $ 8,162        $118,150               $      -                  $126,312
                                                ==================================================================================

Net Assets Consist of:
Paid in capital                                             5,026         110,463                      -                   115,489
Undistributed net investment income                         2,569           2,305                      -                     4,874
Accumulated undistributed net realized gain                   509           8,485                      -                     8,994
Net unrealized appreciation                                 2,437          18,117                      -                    20,554
                                                ----------------------------------------------------------------------------------
        Net assets                                        $10,541        $139,370               $      -                  $149,911
                                                ==================================================================================


Shares Issued and Outstanding:

Select International Fund
------------------------------------
Institutional Class                                           515               -                    316                       831
Administrative Class                                            -               -                  1,627                     1,627
Class A                                                         -               -                  1,020                     1,020
Class B                                                         -               -                    929                       929
Class C                                                         -               -                  8,434                     8,434

International Fund
------------------------------------
Institutional Class                                             -             577                   (577)                        -
Administrative Class                                            -           1,627                 (1,627)                        -
Class A                                                         -           1,020                 (1,020)                        -
Class B                                                         -             929                   (929)                        -
Class C                                                         -           8,434                 (8,434)                        -


Net Asset Value Per Share (1):

Select International Fund
------------------------------------
Institutional Class                                       $ 20.46        $      -               $      -                  $  20.46
Administrative Class                                      $     -        $      -               $  11.10                  $  11.10
Class A                                                   $     -        $      -               $  12.20                  $  12.20
Class B                                                   $     -        $      -               $  10.96                  $  10.96
Class C                                                   $     -        $      -               $  10.94                  $  10.94

International Fund
------------------------------------
Institutional Class                                       $     -        $  11.20               $ (11.20)                 $      -
Administrative Class                                      $     -        $  11.10               $ (11.10)                 $      -
Class A                                                   $     -        $  12.20               $ (12.20)                 $      -
Class B                                                   $     -        $  10.96               $ (10.96)                 $      -
Class C                                                   $     -        $  10.94               $ (10.94)                 $      -

(1) All per share amounts represent Net Asset Value per share.


See Notes to Pro Forma combined financial statements.

For the 12 months ended June 30, 2000

PRO FORMA COMBINED STATEMENT OF OPERATIONS (unaudited)

All numbers are in thousands

                                                                                                                          Select
                                                                         Select                                    International
                                                                  International   International       Pro Forma   Fund Pro Forma
                                                                           Fund            Fund     Adjustments         Combined
                                                                   -------------------------------------------------------------
Investment Income:
Dividends and interest                                                $     135        $   2,347        $     -          $ 2,482

Expenses:
Investment advisory fees                                                     97              812            295            1,204
Administration fees                                                          58              927              -              985
Service fees:
             - Administrative Class                                           -               42              -               42
             - Class A                                                        -               38              -               38
             - Class B                                                        -               24              -               24
             - Class C                                                        -              253              -              253
Distribution fees:
             - Class B                                                        -               72              -               72
             - Class C                                                        -              758              -              758
Trustees' fees                                                                1               10              -               11
Tax expense                                                                   2                -              -                2
Other expense                                                                 2              114              -              116
                                                                   --------------------------------------------------------------
   Total expenses                                                           160            3,050            295            3,505

Net Investment Loss                                                         (25)            (703)          (295)          (1,023)

Net Realized and Unrealized Gain (Loss) on security transactions:
Net realized gain on security transactions                                3,523           18,159              -           21,682
Net change in unrealized appreciation on security transactions            1,079            3,349              -            4,428
   Net gain on security transactions                                      4,602           21,508              -           26,110

Net Increase (Decrease) in Assets Resulting from Operations           $   4,577        $  20,805        $  (295)          25,087

See Notes to Pro Forma combined financial statements.


June 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------

PRO FORMA COMBINED SCHEDULES OF
INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                        International              Pro Forma
                                            Select International Fund       Fund                   Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        % Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Value                Value                      Value   Value of Net
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Shares   (000s)      Shares    (000s)          Shares     (000s)     Assets
                                                      ------   ------      ------    ------          ------     ------     ------
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA
-----------------------------------------------------------------------------------------------------------------------------------
Woodside Petroleum Ltd.                               11,000   $   86                                11,000    $     86        0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Broken Hill Proprietary Co. Ltd. SP - ADR              3,400       81                                 3,400          81        0.1%
-----------------------------------------------------------------------------------------------------------------------------------
M.I.M. Holdings Ltd.                                  80,000       43                                80,000          43        0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Telstra Corporation Ltd. SP - ADR (b)                  2,000       41                                 2,000          41        0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  251                                               251        0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Canada
-----------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (b)                              6,000      199                                 6,000         199        0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Communications (b)                              6,800      194                                 6,800         194        0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (b)                            1,700       77                                 1,700          77        0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  470                                               470        0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Brazil
-----------------------------------------------------------------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA SP - ADR                                     3,850   $    374         3,850         374        0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA                                                       8,240        249         8,240         249        0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Centrais Electricas Brasileiras SA 'B'                                   6,513,000        144     6,513,000         144        0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Cia Vale De Rio (b)                                                          5,100        144         5,100         144        0.1%
-----------------------------------------------------------------------------------------------------------------------------------

Telecomunicacoes de Sao Paulo SA (b)                                         4,600         85         4,600          85        0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Cervejaria Brahma                                                 80,000         68        80,000          68        0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Banco Itau SA                                                              730,000         64       730,000          64        0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco SA                                                        7,276,037         63     7,276,037          63        0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas Gerais                                     2,940,800         51     2,940,800          51        0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional (b)                                       1,360,000         43     1,360,000          43        0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose SA 'B'                                                     21,000         40        21,000          40        0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Tele Sudeste Celular Participacoes SA (b)                                      920         28           920          28        0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                          133,204         16       133,204          16        0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Telesp Celular (b)                                                              76          0            76           -        0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1,369                     1,369        0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Chile
-----------------------------------------------------------------------------------------------------------------------------------
Compania de Telecomunicaciones de Chile SA SP - ADR                         20,855        378        20,855         378        0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Banco Santander Chile SP - ADR                                              15,850        254        15,850         254        0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Enersis SA SP - ADR                                                         12,122        242        12,122         242        0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad SA SP - ADR                                16,367        181        16,367         181        0.1%
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                Select
                                                          International Fund   International Fund   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        % Combined
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Value               Value                 Value Value of Net
------------------------------------------------------------------------------------------------------------------------------------
                                                             Shares    (000s)   Shares     (000s)    Shares      (000s)     Assets
                                                             ------    ------   ------     ------    ------      ------     ------
------------------------------------------------------------------------------------------------------------------------------------
Gener SA SP - ADR                                                                10,633       156      10,633       156       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Compania Cervecerias Unidas SA SP - ADR                                           4,300        98       4,300        98       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Sociedad Quimica y Minera de Chile
SA SP - ADR                                                                       3,000        67       3,000        67       0.0%
------------------------------------------------------------------------------------------------------------------------------------
Masisa SA SP - ADR                                                                3,900        46       3,900        46       0.0%
------------------------------------------------------------------------------------------------------------------------------------
Madeco SA SP - ADR (b)                                                            4,342        33       4,342        33       0.0%
------------------------------------------------------------------------------------------------------------------------------------
Quimica Y Minera de Chile                                                           531        12         531        12       0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            1,467                 1,467       1.0%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
China
------------------------------------------------------------------------------------------------------------------------------------
China Telecom Ltd. (b)                                                           82,000       723      82,000       723       0.5%
------------------------------------------------------------------------------------------------------------------------------------
SGS Holdings SA                                                  400      168         -         -         400       168       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Huaneng Power International, Inc.                                               399,000       131     399,000       131       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Yizheng Chemical Fibre  Co. Ltd. 'H'                                            514,000       102     514,000       102       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Guangshen Railway  Co. Ltd. 'H' (b)                                             668,000        68     668,000        68       0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                          168               1,024                 1,192       0.8%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Denmark
------------------------------------------------------------------------------------------------------------------------------------
Novo-Nordisk AS SP - ADR (b)                                   1,600      135                           1,600       135       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Kamps AG                                                       2,000       64                           2,000        64       0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                          199                                       199       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Estonia
------------------------------------------------------------------------------------------------------------------------------------
TPI Telef Pub Info                                            15,000      142                          15,000       142       0.1%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Finland
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corp.                                                                      94,208     4,807      94,208     4,807       3.3%
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corp. SP - ADR                                           5,200      260                           5,200       260       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Sonera Group OYJ                                                                  9,520       434       9,520       434       0.3%
------------------------------------------------------------------------------------------------------------------------------------
Sanoma WSOY                                                                      13,520       225      13,520       225       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Yit-Yhtyma OY                                                                    12,184       161      12,184       161       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Talentum                                                                         13,630       126      13,630       126       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Hartwall OY AB                                                                    4,700        94       4,700        94       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Jot Automation Group OYJ                                                         10,500        70      10,500        70       0.0%
------------------------------------------------------------------------------------------------------------------------------------
UPM-Kymmene Corp.                                                                 2,746        68       2,746        68       0.0%
------------------------------------------------------------------------------------------------------------------------------------
Kemira OYJ                                                                       12,050        59      12,050        59       0.0%
------------------------------------------------------------------------------------------------------------------------------------
Okobank                                                                           2,564        26       2,564        26       0.0%
------------------------------------------------------------------------------------------------------------------------------------
Rautaruukki OY                                                                    4,895        23       4,895        23       0.0%
------------------------------------------------------------------------------------------------------------------------------------
Viking Line AB                                                                      880        21         880        21       0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                          260               6,114                 6,374       4.3%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
France
------------------------------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                10,641     1,487      10,641     1,487       0.9%
------------------------------------------------------------------------------------------------------------------------------------
Total SA                                                                          9,032     1,385       9,032     1,385       0.9%
------------------------------------------------------------------------------------------------------------------------------------
Vivendi (Ex-Generale Des Eaux)                                                   12,158     1,073      12,158     1,073       0.7%
------------------------------------------------------------------------------------------------------------------------------------
AXA                                                                               6,348     1,000       6,348     1,000       0.7%
------------------------------------------------------------------------------------------------------------------------------------
Banque National de Paris                                                          9,050       871       9,050       871       0.6%
------------------------------------------------------------------------------------------------------------------------------------
Alcatel Telecommunications                                                       12,890       845      12,890       845       0.6%
------------------------------------------------------------------------------------------------------------------------------------
Carrefour Supermarche                                                             8,580       586       8,580       586       0.4%
------------------------------------------------------------------------------------------------------------------------------------
Legrand SA                                                                        2,500       561       2,500       561        0.4%
------------------------------------------------------------------------------------------------------------------------------------
Cap Gemini SA                                                                     2,900       511       2,900       511        0.3%

------------------------------------------------------------------------------------------------------------------------------------
                                                                Select
                                                          International Fund   International Fund   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        % Combined
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Value               Value                 Value Value of Net
------------------------------------------------------------------------------------------------------------------------------------
                                                             Shares    (000s)   Shares     (000s)    Shares      (000s)     Assets
                                                             ------    ------   ------     ------    ------      ------     ------
------------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                            2,200      441                           2,200       441       0.3%
------------------------------------------------------------------------------------------------------------------------------------
Hermes International                                                              3,115       421       3,115       421       0.3%
------------------------------------------------------------------------------------------------------------------------------------
Suez Lyonnaise des Eaux                                                           2,310       405       2,310       405       0.3%
------------------------------------------------------------------------------------------------------------------------------------
L'OREAL                                                                             460       398         460       398       0.3%
------------------------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                                        4,801       373       4,801       373       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Castorama Dubois                                                                  1,470       364       1,470       364       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Sodexho Alliance SA                                                               1,750       318       1,750       318       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Groupe GTM                                                                        2,870       269       2,870       269       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Groupe Danone                                                                     1,960       260       1,960       260       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Renault SA                                                                        5,140       234       5,140       234       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Total Fina Elf SA                                              1,444      221                           1,444       221       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Schneider SA                                                                      2,801       195       2,801       195       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Societe BIC SA                                                                    2,680       131       2,680       131       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Coflexip SA SP - ADR                                           2,000      121                           2,000       121       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Vivendi Warrants (b)                                                              2,750         9       2,750         9       0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                          783              11,696                12,479       8.3%
------------------------------------------------------------------------------------------------------------------------------------
Germany
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom                                                                 40,332     2,303      40,332     2,303       1.5%
------------------------------------------------------------------------------------------------------------------------------------
Allianz AG                                                                        5,397     1,939       5,397     1,939       1.3%
------------------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                     4,100      618     8,793     1,326      12,893     1,944       1.3%
------------------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                            6,180     1,139       6,180     1,139       0.8%
------------------------------------------------------------------------------------------------------------------------------------
E On AG                                                                          20,468       987      20,468       987       0.7%
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                               17,819       929      17,819       929       0.6%
------------------------------------------------------------------------------------------------------------------------------------
Muenchener                                                                        2,590       814       2,590       814       0.5%
Rueckversicherungs-Gesellschaft AG
------------------------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                         20,600       804      20,600       804       0.5%
------------------------------------------------------------------------------------------------------------------------------------
BASF AG                                                                          17,900       719      17,900       719       0.5%
------------------------------------------------------------------------------------------------------------------------------------
Bayerische Hypo Vereinsbank AG                                                   10,500       678      10,500       678       0.5%
------------------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG                                                                 16,120       663      16,120       663       0.4%
------------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                      20,420       617      20,420       617       0.4%
------------------------------------------------------------------------------------------------------------------------------------
MAN AG                                                                           17,000       514      17,000       514       0.3%
------------------------------------------------------------------------------------------------------------------------------------
Commerzbank AG                                                                   11,500       412      11,500       412       0.3%
------------------------------------------------------------------------------------------------------------------------------------
Metro AG                                                                          6,800       240       6,800       240       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG                                               2,300      189                           2,300       189       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Primacom AG SP - ADR (b)                                       4,000       95                           4,000        95       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care AG                                      1,800       47                           1,800        47       0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                          949              14,084                15,033      10.0%
------------------------------------------------------------------------------------------------------------------------------------
Greece
------------------------------------------------------------------------------------------------------------------------------------
Hellenic Telecommunications
Organization SA                                               15,000      183                          15,000       183       0.1%
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong
------------------------------------------------------------------------------------------------------------------------------------
Citic Pacific Ltd.                                                          42,000       220      42,000       220         0.2%
--------------------------------------------------------------------------------------------------------------------------------
Legend Holdings                                                            216,000       209     216,000       209         0.2%
--------------------------------------------------------------------------------------------------------------------------------
Cosco Pacific Ltd.                                                         228,000       180     228,000       180         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Cathay Pacific Airways                                   90,000      166                          90,000       166         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Giordano International Ltd. (b)                          40,000       61                          40,000        61         0.0%
--------------------------------------------------------------------------------------------------------------------------------
                                                                     227                 609                   836         0.6%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                            Select International Fund    International Fund    Pro Forma Combined
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    % Combined
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Value               Value                Value  Value of Net
--------------------------------------------------------------------------------------------------------------------------------
                                                        Shares    (000s)   Shares     (000s)    Shares      (000s)       Assets
                                                        ------    ------   ------     ------    ------      ------       ------
--------------------------------------------------------------------------------------------------------------------------------
Hungary
--------------------------------------------------------------------------------------------------------------------------------
Magyar Tavkozlesi Rt.                                                      395,300     2,749     395,300     2,749         1.8%
--------------------------------------------------------------------------------------------------------------------------------
OTP Bank Rt.                                                                13,010       678      13,010       678         0.5%
--------------------------------------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt.                                             33,500       462      33,500       462         0.3%
--------------------------------------------------------------------------------------------------------------------------------
Gedeon Richter Rt.                                                           7,945       428       7,945       428         0.3%
--------------------------------------------------------------------------------------------------------------------------------
Danubius Hotel and Spa Rt.                                                   7,490       144       7,490       144         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Pick Szeged Rt.                                                              1,090        40       1,090        40         0.0%
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       4,501                 4,501         3.0%
--------------------------------------------------------------------------------------------------------------------------------
India
--------------------------------------------------------------------------------------------------------------------------------
Mahanagar Telephone Nigam Ltd. (b)                                          20,200       206      20,200       206         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Videsh Sanchar Nigam Ltd.                                                   10,000       156      10,000       156         0.1%
--------------------------------------------------------------------------------------------------------------------------------
I.T.C. Limited SP - GDR (b)                                                  6,900       133       6,900       133         0.1%
--------------------------------------------------------------------------------------------------------------------------------
State Bank of India SP - GDR                                                11,700       116      11,700       116         0.1%
--------------------------------------------------------------------------------------------------------------------------------
BSES Ltd. - GDR                                                              5,400       100       5,400       100         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Larsen & Toubro Ltd.                                                         8,600        96       8,600        96         0.0%
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         807                   807         0.5%
--------------------------------------------------------------------------------------------------------------------------------
Ireland
--------------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                   3,063       55    21,866       395      24,929       450         0.3%
--------------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                                      35,100       314      35,100       314         0.2%
--------------------------------------------------------------------------------------------------------------------------------
Eircom PLC                                                                 100,300       268     100,300       268         0.2%
--------------------------------------------------------------------------------------------------------------------------------
Kerry Group PLC                                                             10,700       140      10,700       140         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Group PLC                                                 70,900       122      70,900       122         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                   9,141        77       9,141        77         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                              9,200        58       9,200        58         0.0%
--------------------------------------------------------------------------------------------------------------------------------
                                                                      55               1,374                 1,429         1.0%
--------------------------------------------------------------------------------------------------------------------------------
Italy
--------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                                   50,200       513      50,200       513         0.4%
--------------------------------------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                          31,865       438      31,865       438         0.3%
--------------------------------------------------------------------------------------------------------------------------------
ENI SpA                                                                     69,900       404      69,900       404         0.3%
--------------------------------------------------------------------------------------------------------------------------------
Istituto Bancario San Paolo di Torino                                       20,757       368      20,757       368         0.2%
--------------------------------------------------------------------------------------------------------------------------------
Assicuazioni Generali                                                        9,135       313       9,135       313         0.2%
--------------------------------------------------------------------------------------------------------------------------------
Mediaset SpA                                             15,700      240                          15,700       240         0.2%
--------------------------------------------------------------------------------------------------------------------------------
Enel SpA                                                                    45,800       203      45,800       203         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Gruppo Editoriale L'Espresso SpA                         14,912      177                          14,912       177         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Fiat SpA                                                                     6,540       170       6,540       170         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Benetton Group SpA                                                          75,700       158      75,700       158         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Banca Popolare di Milano                                                   19,200       138      19,200       138         0.1%
--------------------------------------------------------------------------------------------------------------------------------
RAS AG                                                                     12,300       135      12,300       135         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Banca Intesa SpA                                                           21,885        98      21,885        98         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                         13,400        89      13,400        89         0.1%
--------------------------------------------------------------------------------------------------------------------------------
Olivetti SpA                                                               18,200        66      18,200        66         0.0%
--------------------------------------------------------------------------------------------------------------------------------
Beni Stabili SpA                                                           20,757        11      20,757        11         0.0%
--------------------------------------------------------------------------------------------------------------------------------
Banca Intesa SpA                                                            3,486         5       3,486         5         0.0%
--------------------------------------------------------------------------------------------------------------------------------
                                                                    417               3,109                 3,526         2.4%
--------------------------------------------------------------------------------------------------------------------------------
Japan
--------------------------------------------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone                                                  158     2,100         158     2,100         1.4%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                            Select International Fund    International Fund    Pro Forma Combined
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    % Combined
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Value               Value                Value  Value of Net
--------------------------------------------------------------------------------------------------------------------------------
                                                        Shares    (000s)   Shares     (000s)    Shares      (000s)       Assets
                                                        ------    ------   ------     ------    ------      ------       ------
--------------------------------------------------------------------------------------------------------------------------------
Fanuc                                                                      16,300     1,658      16,300     1,658         1.1%
--------------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co.                                 1,000      143    11,000     1,578      12,000     1,721         1.1%
--------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                         33,000     1,502      33,000     1,502         1.0%
--------------------------------------------------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi Ltd.                                             115,000     1,388     115,000     1,388         0.9%
--------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co. Ltd.                                    49,000     1,270      49,000     1,270         0.8%
--------------------------------------------------------------------------------------------------------------------------------
Fuji Photo Film                                                            31,000     1,268      31,000     1,268         0.8%
--------------------------------------------------------------------------------------------------------------------------------
Fujisawa Pharmaceutical                                                    30,000     1,213      30,000     1,213         0.8%
--------------------------------------------------------------------------------------------------------------------------------
Sharp Corp.                                                                67,000     1,184      67,000     1,184         0.8%
--------------------------------------------------------------------------------------------------------------------------------
NEC Corp.                                                                  35,000     1,098      35,000     1,098         0.7%
--------------------------------------------------------------------------------------------------------------------------------
Kirin Brewery Co. Ltd.                                                     83,000     1,036      83,000     1,036         0.7%
--------------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                 11,000     1,026      11,000     1,026         0.7%
--------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Estate                                                          86,000     1,012      86,000     1,012         0.7%
--------------------------------------------------------------------------------------------------------------------------------
Sumitomo Bank Ltd.                                                         81,000       992      81,000       992         0.7%
--------------------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                18,000       896      18,000       896         0.6%
--------------------------------------------------------------------------------------------------------------------------------
Asahi Chemical Industry Co. Ltd.                                          118,000       834     118,000       834         0.6%
--------------------------------------------------------------------------------------------------------------------------------
Secom                                                                      11,000       803      11,000       803         0.5%
--------------------------------------------------------------------------------------------------------------------------------
DAI Nippon Printing Co. Ltd.                                               45,000       793      45,000       793         0.5%
--------------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                 31,000       758      31,000       758         0.5%
--------------------------------------------------------------------------------------------------------------------------------
Hitachi Ltd.                                                               52,000       750      52,000       750         0.5%
--------------------------------------------------------------------------------------------------------------------------------
Tokyo Electric Power                                                       28,300       689      28,300       689         0.5%
--------------------------------------------------------------------------------------------------------------------------------
Honda Motor Co. Ltd.                                                       20,000       680      20,000       680         0.5%
--------------------------------------------------------------------------------------------------------------------------------
Yamanouchi Pharm                                         5,000      273    12,000       655      17,000       928         0.6%
--------------------------------------------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                        10,000       601      10,000       601         0.4%
--------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Heavy Industries Ltd.                                          131,000       580     131,000       580         0.4%
--------------------------------------------------------------------------------------------------------------------------------
Nippon Steel Corp.                                                        257,000       540     257,000       540         0.4%
--------------------------------------------------------------------------------------------------------------------------------
Tokio Marine & Fire Insurance Co.                                          46,000       531      46,000       531         0.4%
--------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Corp.                                                           55,000       497      55,000       497         0.3%
--------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                          19,000       402      19,000       402         0.3%
--------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd. (b)                                                  63,000       371      63,000       371         0.2%
--------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. Japan                                         900      326                             900       326         0.2%
--------------------------------------------------------------------------------------------------------------------------------
NTT Data Corp.                                              30      308                              30       308         0.2%
--------------------------------------------------------------------------------------------------------------------------------
NTT Mobile Communication Network,
Inc.                                                        10      270                              10       270         0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Nikko Securities Co. Ltd.                               25,000      247                          25,000       247          0.2%
---------------------------------------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                          3,000      197                           3,000       197          0.1%
---------------------------------------------------------------------------------------------------------------------------------
Softbank  Corp. SA                                       1,200      163     1,440        75       2,640       238          0.2%
---------------------------------------------------------------------------------------------------------------------------------
Fuji Bank Ltd.                                          21,000      160                          21,000       160          0.1%
---------------------------------------------------------------------------------------------------------------------------------
Kyocera Corp.                                              600      102                             600       102          0.1%
---------------------------------------------------------------------------------------------------------------------------------
Enix Corp.                                               1,500       87                           1,500        87          0.1%
---------------------------------------------------------------------------------------------------------------------------------
Eisai Co. Ltd.                                           2,000       64                           2,000        64          0.0%
---------------------------------------------------------------------------------------------------------------------------------
Banyu Pharm Co. Ltd.                                     2,000       49                           2,000        49          0.0%
---------------------------------------------------------------------------------------------------------------------------------
                                                                  2,389              28,780                31,169         20.8%
---------------------------------------------------------------------------------------------------------------------------------
Malaysia
---------------------------------------------------------------------------------------------------------------------------------
Tenaga Nasional Bhd.                                                      185,000       604     185,000       604          0.4%
---------------------------------------------------------------------------------------------------------------------------------
Malayan Banking Bhd.                                                      122,000       494     122,000       494          0.3%
---------------------------------------------------------------------------------------------------------------------------------
Telekom Malaysia Bhd.                                                     106,000       366     106,000       366          0.2%
---------------------------------------------------------------------------------------------------------------------------------
Malaysia Internation Shipping Bhd.                                        137,000       227     137,000       227          0.2%
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                Select International Fund  International Fund    Pro Forma Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Value               Value                 Value  Value of Net
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Shares    (000s)   Shares     (000s)     Shares     (000s)        Assets
                                                         ------    ------   ------     ------     ------     ------        ------
-----------------------------------------------------------------------------------------------------------------------------------
Public Bank Bhd.                                                            216,000       216     216,000       216          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Commerce Asset-Holding Bhd.                                                  49,000       142      49,000       142          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
RHB Capital                                                                 102,000       111     102,000       111          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Resorts World Bhd.                                                           37,000       101      37,000       101          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        2,261                 2,261          1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Mexico
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA SP - GDR (b)                             2,000      138                           2,000       138          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SP - ADR                               1,000       57                           1,000        57          0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      195                                       195          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands
-----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                                                    20,370     1,266      20,370     1,266          0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Philips Electronics (b)                                                      11,200       528      11,200       528          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
ING Groep NV                                               1,037       70     7,585       513       8,622       583          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics NV
SP - ADR (b)                                               9,136      434                           9,136       434          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Koninklijke KPN NV                                                            7,940       355       7,940       355          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Mortgage Corp.                                                      13,600       333      13,600       333          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Aegon NV                                                                      8,400       299       8,400       299          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
STMicroelectronics NV                                      4,200      270                           4,200       270          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Fortis NL                                                                     7,960       232       7,960       232          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Unilever NV                                                                   4,953       227       4,953       227          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Verernigde Nederlandse
Uitgeversbedrijven Bezit                                                      4,380       226       4,380       226          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Heineken NV                                                                   3,100       189       3,100       189          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Akzo Noble NV                                                                 3,980       169       3,980       169          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Koninklijke Ahold NV                                                          4,700       138       4,700       138          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding (b)                                2,820      124                           2,820       124          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      898               4,475                 5,373          3.6%
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                           159,200       556     159,200       556          0.4%
----------------------------------------------------------------------------------------------------------------------------------
Fletcher Challenge Energy                                                    52,800       172      52,800       172          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Lion Nathan Ltd.                                                             59,600       133      59,600       133          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Carter Holt Harvey Ltd.                                                     147,500       128     147,500       128          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Brierley Investments Ltd.                                                   566,000        88     566,000        88          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Fisher & Paykel Industries Ltd.                                              21,200        67      21,200        67          0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1,144                 1,144          0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Norway
-----------------------------------------------------------------------------------------------------------------------------------
Norsk Hydro ASA                                                              28,470     1,194      28,470     1,194          0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Orkla ASA                                                                    20,800       395      20,800       395          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Christiania Bank Og Kreditkasse                                              53,900       290      53,900       290          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Storebrand ASA                                                               37,700       272      37,700       272          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Den Norske Bank ASA                                                          61,060       253      61,060       253          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services (b)                                                   14,100       241      14,100       241          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Tomra Systems ASA                                                             6,400       170       6,400       170          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Norske Skogindustrier ASA                                                     5,600       134       5,600       134          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Merkantildata ASA (b)                                                        17,900        92      17,900        92          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Hafslund ASA 'B'                                                             20,200        86      20,200        86          0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Tandberg Television ASA (b)                                                   8,500        49       8,500        49          0.0%
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                Select International Fund  International Fund    Pro Forma Combined
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % Combined
----------------------------------------------------------------------------------------------------------------------------------
                                                                   Value               Value                 Value  Value of Net
----------------------------------------------------------------------------------------------------------------------------------
                                                         Shares    (000s)   Shares     (000s)     Shares     (000s)        Assets
                                                         ------    ------   ------     ------     ------     ------        ------
----------------------------------------------------------------------------------------------------------------------------------
Unitor ASA                                                                   4,000        29       4,000        29          0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       3,185                 3,185          2.1%
----------------------------------------------------------------------------------------------------------------------------------
Poland
----------------------------------------------------------------------------------------------------------------------------------
Telekomunikacja Polska SA                                                  151,900     1,049     151,900     1,049          0.6%
----------------------------------------------------------------------------------------------------------------------------------
Polski Koncern Naftowy                                                      57,153       537      57,153       537          0.4%
----------------------------------------------------------------------------------------------------------------------------------
Bank Slaski SA W Katowicach                                                  4,840       261       4,840       261          0.2%
----------------------------------------------------------------------------------------------------------------------------------
Elektrim Spolka Akcyjna SA                                                  16,280       187      16,280       187          0.1%
----------------------------------------------------------------------------------------------------------------------------------
Bank Pekao (b)                                                              14,400       173      14,400       173          0.1%
----------------------------------------------------------------------------------------------------------------------------------
Prokom Software SA                                                           2,820       148       2,820       148          0.1%
----------------------------------------------------------------------------------------------------------------------------------
Wielkopolski Bank Kredytowy SA                                              19,590       114      19,590       114          0.1%
----------------------------------------------------------------------------------------------------------------------------------
Bank Rozwoju Eksportu SA                                                     3,100        96       3,100        96          0.1%
----------------------------------------------------------------------------------------------------------------------------------
Stomil Olsztyn SA                                                           14,500        95      14,500        95          0.1%
----------------------------------------------------------------------------------------------------------------------------------
Big Bank Gdanski SA                                                         42,500        86      42,500        86          0.1%
----------------------------------------------------------------------------------------------------------------------------------
Debica SA                                                                    4,930        41       4,930        41          0.0%
----------------------------------------------------------------------------------------------------------------------------------
Bank Handlowy W. Warszawie                                                   2,509        40       2,509        40          0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       2,827                 2,827          1.9%
----------------------------------------------------------------------------------------------------------------------------------
Portugal
----------------------------------------------------------------------------------------------------------------------------------
PT Multimedia.com (b)                                       500       25                             500        25          0.0%
----------------------------------------------------------------------------------------------------------------------------------
Telecel Communications (b)                                1,500       23                           1,500        23          0.0%
----------------------------------------------------------------------------------------------------------------------------------
Multimedia Communication (b)                                500        4                             500         4          0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                                      52                                        52          0.0%
----------------------------------------------------------------------------------------------------------------------------------
Russia
----------------------------------------------------------------------------------------------------------------------------------
LUKoil Holding SP - ADR                                                     21,000     1,074      21,000     1,074          0.7%
----------------------------------------------------------------------------------------------------------------------------------
Surgutneftegaz                                                              59,900       798      59,900       798          0.5%
----------------------------------------------------------------------------------------------------------------------------------
Unified Energy System SP - ADR                                                  43,300       498      43,300       498         0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Rostelecom SP - ADR                                                             17,000       232      17,000       232         0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Mosenergo SP - ADR                                                              12,800        50      12,800        50         0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           2,652                 2,652         1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Singapore
-----------------------------------------------------------------------------------------------------------------------------------
Singapore Press Holdings                                                        20,000       313      20,000       313         0.2%
-----------------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                         21,000       270      21,000       270         0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Singapore Tech Engineering Ltd.                                                165,000       243     165,000       243         0.2%
-----------------------------------------------------------------------------------------------------------------------------------
City Developments Ltd.                                                          47,000       182      47,000       182         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Union Bank                                                             47,000       182      47,000       182         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
DBS Land                                                                       102,000       132     102,000       132         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                  3,489     45                                  3,489        45         0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   45                      1,322                 1,367         0.9%
-----------------------------------------------------------------------------------------------------------------------------------
South Korea
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics (b)                                                          2,000       662       2,000       662         0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Korea Electric Power Corp.                                                      14,000       434      14,000       434         0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Korea Fund, Inc. (b)                                                            17,000       239      17,000       239         0.2%
-----------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. (b)                                                                 600       196         600       196         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Korea Telecom                                                                    2,000       176       2,000       176         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                    11,000       140      11,000       140         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electro-Mechanics                                                        2,000       125       2,000       125         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Pohang Iron & Steel Co.                                                          5,000       120       5,000       120         0.1%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Select
                                                      International Fund      International Fund   Pro Forma Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      % Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Value                      Value                 Value  Value of Net
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Shares (000s)           Shares    (000s)      Shares    (000s)       Assets
                                                        ------ ------           ------    ------      ------    -----        ------
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd.                                                           8,000       103       8,000       103         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
L.G. Chemical Ltd.                                                               5,000       100       5,000       100         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Display Devices Co.                                                      2,000        96       2,000        96         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
SK Corp.                                                                         4,000        73       4,000        73         0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Shinhan Bank                                                                     7,000        66       7,000        66         0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Heavy Industries                                                        14,000        65      14,000        65         0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics SP - GDR 144A                          196     38                                    196        38         0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Korea Telecom Corp. SP - ADR                               500     24                                    500        24         0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   62                      2,595                 2,657         1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Spain
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica                                                                      61,940     1,331      61,940     1,331         1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya International                                              61,220       915      61,220       915         0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Banco Santander Central Hispano SA (b)                                          55,060       581      55,060       581         0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Endesa SA                                                                       25,780       499      25,780       499         0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Repsol SA                                                                       17,420       347      17,420       347         0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Fomento de Contrucciones y Contratas SA                                          9,220       174       9,220       174         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Iberdrola SA                                                                     8,750       113       8,750       113         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Sogecable SA (b)                                                                 2,700        96       2,700        96         0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Amadeus Global Travel Distribution SA (b)                5,500     63                                  5,500        63         0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Autopistas Concesionaria Espanola SA                                             5,900        51       5,900        51         0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Gas Natural                                                                        2,560        46       2,560        46      0.0%
----------------------------------------------------------------------------------------------------------------------------------
Union Electric Fenosa                                                              2,330        42       2,330        42      0.0%
----------------------------------------------------------------------------------------------------------------------------------
Autopistas, Concesionaria Espanola
SA warrants (b)                                                                    5,900         3       5,900         3      0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                                  63                         4,198                 4,261      2.8%
----------------------------------------------------------------------------------------------------------------------------------
Sweden
----------------------------------------------------------------------------------------------------------------------------------
MSCI Sweden Opal Series B (b)                                                      7,660     2,966       7,660     2,966      2.0%
----------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson SP
- ADR 'B'                                              7,500     150                                     7,500       150      0.1%
----------------------------------------------------------------------------------------------------------------------------------
Icon Medialab International AB                        11,000     138                                    11,000       138      0.1%
----------------------------------------------------------------------------------------------------------------------------------
                                                                 288                         2,966                 3,254      2.2%
----------------------------------------------------------------------------------------------------------------------------------
Switzerland
----------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                          884     1,400         884     1,400      1.0%
----------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                     116     1,129         116     1,129      0.8%
----------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                            458       917         458       917      0.6%
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                4,185       832       4,185       832      0.6%
----------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                   930     136               5,360       785       6,290       921      0.6%
----------------------------------------------------------------------------------------------------------------------------------
New ABB Ltd.                                                                       2,873       344       2,873       344      0.2%
----------------------------------------------------------------------------------------------------------------------------------
Zurich Allied AG                                                                     675       334         675       334      0.2%
----------------------------------------------------------------------------------------------------------------------------------
Swisscom AG                                                                          880       305         880       305      0.2%
----------------------------------------------------------------------------------------------------------------------------------
Holderbank Financiere Glarus AG                           93     114                 146       179         239       293      0.2%
----------------------------------------------------------------------------------------------------------------------------------
Disetronic Holding AG (b)                                 26     174                                        26       174      0.1%
----------------------------------------------------------------------------------------------------------------------------------
Schindler Holding AG                                                                  99       152          99       152      0.1%
----------------------------------------------------------------------------------------------------------------------------------
Givaudan AG (b)                                                                      116        35         116        35      0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                                 424                         6,412                 6,836      4.6%
----------------------------------------------------------------------------------------------------------------------------------
Taiwan
----------------------------------------------------------------------------------------------------------------------------------
Taiwan Fund, Inc.                                                                 56,300     1,077      56,300     1,077      0.7%
----------------------------------------------------------------------------------------------------------------------------------
Winbond Electronics Corp. (b)                                                     27,994       805      27,994       805      0.5%
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         Select
                                                   International Fund        International Fund  Pro Forma Combined
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       % Combined
----------------------------------------------------------------------------------------------------------------------------------
                                                               Value                        Value                Value Value of Net
----------------------------------------------------------------------------------------------------------------------------------
                                                      Shares   (000s)             Shares    (000s)      Shares   (000s)    Assets
                                                      ------   -----              ------    ------      ------   -----     ------
----------------------------------------------------------------------------------------------------------------------------------
Asustek Computer, Inc. (b)                                                        57,120       524      57,120       524      0.3%
----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
Co. Ltd. (b)                                                                      11,392       441      11,392       441      0.3%
----------------------------------------------------------------------------------------------------------------------------------
China Steel Corp. SP - GDR (b)                                                    29,900       404      29,900       404      0.3%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Marine Corp.                                                            31,320       302      31,320       302      0.2%
----------------------------------------------------------------------------------------------------------------------------------
Asia Cement Corp. SP - GDR (b)                                                    37,817       246      37,817       246      0.2%
----------------------------------------------------------------------------------------------------------------------------------
Advanced Semiconductor Engineering
SP - GDR (b)                                                                      14,391       245      14,391       245      0.2%
----------------------------------------------------------------------------------------------------------------------------------
Standard Foods Taiwan Ltd. (b)                                                     4,269        12       4,269        12      0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                             4,056                 4,056      2.7%
----------------------------------------------------------------------------------------------------------------------------------
Turkey
----------------------------------------------------------------------------------------------------------------------------------
Turkiye Is Bankasi 'C'                                                        61,608,800     1,316  61,608,800     1,316      0.9%
----------------------------------------------------------------------------------------------------------------------------------
Yapi ve Kredi Bankasi AS                                                      73,768,334       821  73,768,334       821      0.5%
----------------------------------------------------------------------------------------------------------------------------------
Turkiye Garanti Bankasi AS (b)                                                50,552,200       611  50,552,200       611      0.4%
----------------------------------------------------------------------------------------------------------------------------------
Arcelik AS                                                                     9,553,500       470   9,553,500       470      0.3%
----------------------------------------------------------------------------------------------------------------------------------
Migros Turk TAS                                                                1,784,700       331   1,784,700       331      0.2%
----------------------------------------------------------------------------------------------------------------------------------
Eregli Demir Ve Celik Fabrikalari TAS                                          7,059,300       284   7,059,300       284      0.2%
----------------------------------------------------------------------------------------------------------------------------------
Ege Biracilik ve Malt Sanayii AS                                               3,326,100       217   3,326,100       217      0.1%
----------------------------------------------------------------------------------------------------------------------------------
Vestel Elektronik Sanayi                                                        696,000        210        696,000       210     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Trakya Cam Sanayii AS                                                        15,181,104        174     15,181,104       174     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Dogan Sirketler Grubu Holding AS                                              7,182,000        173      7,162,000       173     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Netas Northern Electric
Telekomunikasyon AS                                                           1,200,600        134      1,200,600       134     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Brisa Bridgestone Sabanci Lastik
San. Ve Tic AS                                                                1,976,000        123      1,976,000       123     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Aygaz AS                                                                      2,790,000        111      2,790,000       111     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Adana Cimento Sanayii 'A'                                                     6,439,845         99      6,439,845        99     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS                                                  7,941,600         93      7,941,600        93     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Akbank TAS                                                                   11,765,498         91     11,765,498        91     0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             5,258                    5,258     3.5%
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital LLC                                                       17,000      4,635         17,000     4,635     3.1%
------------------------------------------------------------------------------------------------------------------------------------
MSCI World Equity Benchmark Shares                                              181,000      3,450        181,000     3,450     2.3%
United Kingdom Index IOPV
------------------------------------------------------------------------------------------------------------------------------------
Lasmo PLC                                               210,000      446                                  210,000       446     0.3%
------------------------------------------------------------------------------------------------------------------------------------
Pace Micro Technology PLC                                20,000      288                                   20,000       288     0.2%
------------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                             3,400      247                                    3,400       247     0.2%
------------------------------------------------------------------------------------------------------------------------------------
Wilson Connolly Holdings PLC                            100,000      215                                  100,000       215     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC SP - ADR                               5,000      207                                    5,000       207     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Logica PLC                                                7,000      166                                    7,000       166     0.1%
------------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC SP - ADR (b)                              3,000      140                                    3,000       140     0.1%
------------------------------------------------------------------------------------------------------------------------------------
BP Amoco PLC SP - ADR (b)                                 2,050      116                                    2,050       116     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Stagecoach Holdings PLC                                  90,000       99                                   90,000        99     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                          5,800       97                                    5,800        97     0.1%
------------------------------------------------------------------------------------------------------------------------------------
Allied Zurich PLC                                         5,000       59                                    5,000        59     0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                   2,080                     8,085                   10,165     6.8%
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks                                               10,600                   126,370                  136,970    91.4%
------------------------------------------------------------------------------------------------------------------------------------
(Cost $8,162, $108,106 and
$116,268, respectively)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                           Select                                      Pro Forma
                                                     International Fund       International Fund        Combined
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          % Combined
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value of
                                                                  Value                        Value                Value      Net
------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares      (000s)        Shares         (000s)    Shares      (000s)    Assets
                                                     ------      ------        ------         ------    ------      ------    ------
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS                                                         Principal                Principal
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Amount        Value      Amount       Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                                (000s)       (000s)      (000s)      (000s)
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
------------------------------------------------------------------------------------------------------------------------------------
State Street Bank                   5.850%   due  7/3/00                     $    2,823      2,823    $     2,823     2,823     1.9%
------------------------------------------------------------------------------------------------------------------------------------
(Dated 06/30/2000. Collateralized
------------------------------------------------------------------------------------------------------------------------------------
by Federal National Mortgage
------------------------------------------------------------------------------------------------------------------------------------
Association 6.100% 09/14/2001
------------------------------------------------------------------------------------------------------------------------------------
valued at $2,884.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase proceeds are $2,824.)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
State Street Bank                   5.000%   due  7/3/00    BP                    3,700      5,598          3,700     5,598     3.7%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Select
                                                            International Fund   International Fund  Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % Combined
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Value                   Value                Value  Value of Net
------------------------------------------------------------------------------------------------------------------------------------
                                                             Shares  (000s)       Shares    (000s)     Shares   (000s)      Assets
                                                             ------  ------       ------    ------     ------   ------      ------
------------------------------------------------------------------------------------------------------------------------------------
                                  4.350% due  7/3/00   EC                         1,700     1,623       1,700     1,623      1.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            7,221           -     7,221      4.8%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            -         -
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Instruments                                                               10,044           -    10,044      6.7%
------------------------------------------------------------------------------------------------------------------------------------
(Cost $0, $10,044 and $10,044,                                                                                               0.0%
respectively)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                    10,600               136,414               147,014     98.1%
------------------------------------------------------------------------------------------------------------------------------------
(Cost $8,162, $118,150 and
$126,312, respectively)
------------------------------------------------------------------------------------------------------------------------------------
Other Assets and Liabilities (Net)                                      (59)                2,956                 2,897      1.9%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                          $10,541              $139,370              $149,911    100.0%
------------------------------------------------------------------------------------------------------------------------------------
Notes to Pro Forma Combined
Schedule of Investments
------------------------------------------------------------------------------------------------------------------------------------
(a) Principal amount denoted in
indicated currency:
------------------------------------------------------------------------------------------------------------------------------------
              BP - British Pound
------------------------------------------------------------------------------------------------------------------------------------
              EC - Euro
------------------------------------------------------------------------------------------------------------------------------------
(b)  Non-income producing security.
------------------------------------------------------------------------------------------------------------------------------------
 c) Assets with an aggregate market
value of $5,582 have been segregated with
the custodian to cover margin requirements
for the following open futures
contracts at June 30, 3000
------------------------------------------------------------------------------------------------------------------------------------
Type                                # of       Unrealized
                                    contracts  Depreciation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
GBP 100 Index Futures (09/2000)         58     $   (147)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
See Accompanying Notes
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Notes to Pro Forma Financial Statements
PIMCO Funds: Multi-Manager Series
Select International Fund

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization ("Plan of Reorganization") by the shareholders of the International Fund (the "Acquired Fund"), the Select International Fund (the "Acquiring Fund") would acquire all the assets of the Acquired Fund in exchange for newly issued shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund followed by a distribution of the Merger Shares to the shareholders of the Acquired Fund.

As a result of each proposed transaction, the Acquired Fund will receive a number of Institutional Class, Administrative Class, Class A, Class B and
Class C shares of the Acquiring Fund equal in value to the value of the net assets of the Acquired Fund being transferred and attributable to the Institutional Class, Administrative Class, Class A, Class B and Class C shares of the Acquired Fund. Following the transfer, each Institutional Class, Administrative Class, Class A, Class B and Class C shareholder of the Acquired Fund will receive, on a tax-free basis, a number of full and fractional Institutional Class, Administrative Class, Class A, Class B or Class C Merger Shares of the Acquiring Fund equal in value, as of the close of business on the day of the exchange, to the value of the shareholder's Institutional Class, Administrative Class, Class A, Class B or Class C Acquired Fund shares. The completion of these transactions will result in the liquidation of the Acquired Fund.

The pro forma combined financial statements reflect the combined financial position of the International Fund with Select International Fund (hereafter the "Combined Select International Fund") at June 30, 2000, and the pro forma combined results of operations of the Combined Select International Fund for the period from July 1, 1999 to June 30, 2000, as though the reorganization had occurred on July 1, 1999.

The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred. The pro forma combined financial statements should be read in conjunction with the historical financial statements of the respective Funds.

The reorganization expenses will be borne by PIMCO Advisors.

Pro Forma Adjustments:

The pro forma combined Statements of Assets and Liabilities reflect the reclassification of capital for the Acquired Fund into Shares of Beneficial Interest of the Acquiring Fund.

The pro forma combined Statements of Operations reflect an increase in the advisory fee paid by the International Fund as a result of the application of the 0.75% advisory fee of the Select International Fund.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                                   FORM N-14

                                    PART C

                               OTHER INFORMATION


Item 15.  INDEMNIFICATION

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

Item 16.  EXHIBITS

(1)  Form of Second Amendment and Restated Agreement and Declaration of
     Trust./1/

(2)  Form of Amended and Restated Bylaws./2/

(3) Voting trust agreements affecting more than 5% of any class of equity securities - None.

(4) Form of Agreement and Plan of Reorganization - Filed as Appendix A to Part A hereof.

(5)    (a)   Article III (Shares) and Article V (Shareholders' Voting Powers and
             Meetings) of the Second Amended and Restated Agreement and
             Declaration of Trust of the Registrant./1/
       (b)   Article 9 (Issuance of Shares Certificates) and Article 11
             (Shareholders' Voting Powers and Meetings) of the Amended and
             Restated Bylaws of the Registrant./2/

(6)    (a)   Form of Amended and Restated Investment Advisory Agreement dated as of May 5, 2000./2/
       (b)   Form of Portfolio Management Agreement with PIMCO/Allianz
             Investment Advisors LLC, filed herewith.

(7)    (a)   Form of Distribution Contract./2/
       (b)   Form of Dealer Agreement, filed herewith.

(8)    Bonus, profit-sharing or pension plans - None.


-----------------------
/1/ Incorporated by reference from the corresponding exhibit of the Definitive proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996. /2/ Incorporated by reference from the corresponding exhibit of Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on August 17, 2000.

(9) Form of Custody and Investment Accounting Agreement dated January 1, 2000 with State Street Bank & Trust Company./2/

(10)    (a)  Form of Distribution and Servicing Plan (Class A)./3/
        (b)  Form of Distribution and Servicing Plan (Class B)./3/
        (c)  Form of Distribution and Servicing Plan (Class C)./3/
        (d)  Form of Distribution Plan for Administrative Class Shares./3/
        (e) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included as Exhibit 13(a).
        (f)  Form of Amended and Restated Multi-Class Plan, filed herewith.

(11) Opinion and Consent of Counsel as to legality of securities being registered, filed herewith.

(12) Opinion and Consent of Counsel as to tax matters, to be filed by post-effective amendment.

(13)    (a)  Form of Amended and Restated Administration Agreement between the
             Trust and PIMCO Advisors L.P./2/
        (b) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company./3/
        (c) Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company./4/
        (d)  Form of Agency Agreement and Addenda./5/
        (e)  Form of Addendum to Agency Agreement./3/
        (f)  Form of Assignment of Agency Agreement./3/
        (g)  Form of Addendum to Agency Agreement./6/
        (h) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999./2/
        (i)  Form of Service Plan for Institutional Services Shares./6/
        (j) Form of Administrative Services Plan for Administrative Class Shares./3/

(14)   Consent of PricewaterhouseCoopers LLP, filed herewith.

(15)   Financial Statements omitted pursuant to Item 14(a)(1) - None.

------------------------
/3/ Incorporated by reference from the corresponding exhibit of Post-Effective
    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File 33-36528), as filed January 13, 1997.
/4/ Incorporated by reference from the corresponding exhibit of Post Effective
    Amendment No. 36 to the Registrant's N-1A (File 33-36528), as filed on October 30, 1998.
/5/ Incorporated by reference from the corresponding exhibit of Post-Effective
    Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.
/6/ Incorporated by reference from the corresponding exhibit of Post-Effective
    Amendment No. 28 to the Trust's Registration Statement on Form N-1A
    (File 33-336528), as filed October 31, 1997.

(16)   Power of Attorney, filed herewith.

(17)   Form of Proxy, filed herewith.

(99)   (a) Prospectus dated November 1, 2000 for Institutional and
           Administrative Class shares of the Registrant.
       (b) Prospectus dated November 1, 2000 for Class A, B and C shares of the Registrant.
       (c) Statement of Additional Information of the Registrant dated
           November 1, 2000, as revised December 29, 2000.
       (d) PIMCO Funds Shareholders' Guide
       (e) Registrant's June 30, 2000 Annual Report for Class A, B and C shares.
       (f) Registrant's June 30, 2000 Annual Report for Institutional and Administrative class shares.


Item 17.  UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                    NOTICE
                                    ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                  SIGNATURES
                                  ----------

     As required by the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Stamford, and the State of Connecticut on the 29th day of January, 2001.

                                  PIMCO FUNDS: MULTI-MANAGER SERIES

                                  By: /s/ Stephen J. Treadway
                                     ------------------------
                                     Stephen J. Treadway,
                                     President

     As required by the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                           Capacity                    Date
---                            --------                    ----

/s/ Stephen J. Treadway        Trustee and President      January 29, 2001
-----------------------
Stephen J. Treadway


/s/ John P. Hardaway*         Treasurer and Principal
--------------------          Financial and Accounting
John P. Hardaway              Officer


/s/ Donald P. Carter*         Trustee
--------------------
Donald P. Carter

/s/ E. Philip Cannon*         Trustee
----------------------
E. Philip Cannon


/s/ Gary A. Childress*        Trustee
----------------------
Gary A. Childress


/s/ Richard L. Nelson*        Trustee
----------------------
Richard L. Nelson


/s/ Kenneth M. Poovey*        Trustee
----------------------
Kenneth M. Poovey


/s/ Lyman W. Porter*          Trustee
----------------------
Lyman W. Porter


/s/ Alan Richards*             Trustee
----------------------
Alan Richards

/s/ W. Bryant Stooks*
----------------------        Trustee
W. Bryant Stooks


/s/ Gerald M. Thorne*         Trustee
----------------------
Gerald M. Thorne


                              * By:/s/ Stephen J. Treadway
                                   -----------------------
                                    Stephen J. Treadway,
                                    Attorney-In-Fact

                              Date: January 29,2001

                                 EXHIBIT INDEX

Exhibit No.    Exhibit Name
-----------    ------------
     6(b)      Form of Portfolio Management Agreement with
               PIMCO/Allianz Investment Advisors LLC.

     7(b)      Form of Dealer Agreement.

    10(f)      Form of Amended and Restated Multi-Class Plan.

    11         Opinion of Ropes & Gray.

    14         Consent of PricewaterhouseCoopers LLP.

    16         Power of Attorney.

    17         Form of Proxy.

    99(a) Prospectus dated November 1, 2000 for Institutional and Administrative Class Shares.

    99(b)      Prospectus dated November 1, 2000 for Class A, B and C shares.

    99(c) Statement of Additional Information of the Registrant dated November 1, 2000, as revised December 29, 2000.

    99(d)      PIMCO Funds Shareholders' Guide.

    99(e) Registrant's June 30, 2000 Annual Report for Class A, B and C shares.

    99(f) Registrant's June 30, 2000 Annual Report for Institutional Administrative Class shares.